UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22761

Investment Company Act file number

Stone Ridge Trust

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and address of agent for service)

(855)-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Reports to Stockholders.

Semi-Annual Report

April 30, 2018

Unaudited

Stone Ridge High Yield Reinsurance Risk Premium Fund

Stone Ridge U.S. Large Cap Variance Risk Premium Fund

Stone Ridge U.S. Small Cap Variance Risk Premium Fund

Stone Ridge U.S. Variance Risk Premium Master Fund

Stone Ridge International Developed Markets Variance Risk Premium Fund

Stone Ridge Global Equity Variance Risk Premium Master Fund

ALLOCATION OF PORTFOLIO HOLDINGS AT APRIL 30, 2018 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2018	$151,273,194	16.4%

2019	240,048,951	26.0%

2020	162,855,777	17.6%

2021	108,880,735	11.8%

2022	33,128,358	3.6%

2023	75,443,182	8.2%

2024	1,835,732	0.2%

2025	9,692,273	1.0%

2026	2,848,939	0.3%

2034	15,809,889	1.7%

Not Applicable(1)	94,762,592	10.3%

Other(2)	27,523,951	2.9%
	$924,103,573

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Short-Term Investments	$112,315,153	101.1%

Liabilities in Excess of Other Assets(3)	(1,235,388)	(1.1%)
	$111,079,765

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Short-Term Investments	$84,481,730	100.4%

Liabilities in Excess of Other Assets(3)	(327,224)	(0.4%	)
	$84,154,506

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Short-Term Investments	$297,774,241	101.2%

Liabilities in Excess of Other Assets(3)	(3,553,060)	(1.2%	)
	$294,221,181

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND PORTFOLIO ALLOCATION BY HOLDINGS

Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I	$132,309,086	66.5%

Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I	66,193,589	33.3%

Short-Term Investments	345,691	0.2%

Liabilities in Excess of Other Assets(3)	(52,851)	0.0%
	$198,795,515

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND PORTFOLIO ALLOCATION BY HOLDINGS

Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I	$19,133,154	49.7%

Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I	12,742,899	33.1%

Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I	6,341,861	16.4%

Short-Term Investments	292,693	0.8%

Liabilities in Excess of Other Assets(3)	(1,015)	0.0%
	$38,509,592

(1)	Preference shares do not have maturity dates.
(2)	Cash, cash equivalents, short-term investments and liabilities in excess of other assets.
(3)	Cash, cash equivalents and liabilities in excess of other assets.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT		FAIR VALUE
EVENT LINKED BONDS - 82.3%

China - 0.2%

Earthquake - 0.2%
Panda Re 2015-1 (T-BILL 3MO + 4.050%), 06/30/2018 (a)(b)(c)(d)(e) (Cost: $2,065,000; Acquisition Date: 06/26/2015)		$2,065,000	$2,061,527

Global - 28.4%

Earthquake - 1.4%
Acorn Re 2015-1 (6 Month LIBOR USD + 3.290%), 07/17/2018 (a)(b)(c)(e)(f) (Cost: $5,250,000; Acquisition Date: 07/02/2015)		5,250,000	5,256,300
IBRD CAR 116 (3 Month LIBOR USD + 2.500%), 03/15/2021 (a)(b)(c)(e) (Cost: $1,750,000; Acquisition Date: 02/02/2018)		1,750,000	1,755,337
IBRD CAR 117 (3 Month LIBOR USD + 3.000%), 03/15/2021 (a)(b)(c)(e) (Cost: $2,000,000; Acquisition Date: 02/02/18)		2,000,000	2,009,300
IBRD CAR 118-Class A (3 Month LIBOR USD + 2.500%), 03/14/2021 (a)(b)(c)(e) (Cost: $750,000; Acquisition Date: 02/02/2018)		750,000	751,463
IBRD CAR 119-Class B (3 Month LIBOR USD + 8.250%), 03/14/2021 (a)(b)(c)(e) (Cost: $1,500,000; Acquisition Date: 02/02/2018)		1,500,000	1,505,250
IBRD CAR 120 (3 Month LIBOR USD + 6.000%), 03/15/2021 (a)(b)(c)(e) (Cost: $2,000,000; Acquisition Date: 02/02/2018)		2,000,000	2,018,000

			13,295,650

Mortality/Longevity - 4.1%
Benu Capital Class B (3 Month EURIBOR + 3.350%), 01/08/2020 (a)(b)(c)(e)(f) (Cost: $12,884,938; Acquisition Date: 04/21/2015)	EUR	12,000,000	14,637,539
Chesterfield 2014-1 4.500%, 12/15/2034 (c)(d)(e) (Cost: $15,948,240; Acquisition Date: 12/11/2014)		$15,948,240	15,809,889
IBRD CAR 111-Class A (6 Month LIBOR USD + 6.900%), 07/15/2020 (a)(b)(c)(d)(e) (Cost: $2,966,000; Acquisition Date: 06/28/2017)		2,966,000	2,979,466

	PRINCIPAL AMOUNT	FAIR VALUE
Mortality/Longevity - 4.1% (continued)
IBRD CAR 112-Class B (6 Month LIBOR USD + 11.500%), 07/15/2020 (a)(b)(c)(d)(e) (Cost: $871,000; Acquisition Date: 06/28/2017)	$871,000	$870,399
Vita Capital VI (6 Month LIBOR USD + 2.900%), 01/08/2021 (a)(b)(c)(e)(f) (Cost: $3,000,000; Acquisition Date: 12/15/2015)	3,000,000	3,058,650

		37,355,943

Multiperil - 21.0%
Atlas IX 2015-1 (3 Month LIBOR USD + 7.830%), 01/07/2019 (a)(b)(c)(e) (Cost: $9,185,823; Original Acquisition Date: 02/05/2015)	9,169,000	8,391,010
Atlas IX 2016-1 (3 Month LIBOR USD + 7.370%), 01/08/2020 (a)(b)(c)(e) (Cost: $25,973,170; Original Acquisition Date: 12/23/2015)	25,948,000	25,425,148
Galileo Re 2016-1 Class A (T-BILL 3MO + 13.510%), 01/08/2019 (a)(b)(c)(e) (Cost: $13,618,000; Acquisition Date: 01/20/2016)	13,618,000	13,610,510
Galileo Re 2016-1 Class B (T-BILL 3MO + 8.940%), 01/08/2019 (a)(b)(c)(e)(f) (Cost: $13,618,000; Acquisition Date: 01/20/2016)	13,618,000	13,513,822
Galileo Re 2016-1 Class C (T-BILL 3MO + 6.870%), 01/08/2019 (a)(b)(c)(e) (Cost: $13,617,000; Acquisition Date: 01/20/2016)	13,617,000	13,573,426
Galileo Re 2017-1 Class B (6 Month LIBOR USD + 17.500%) 11/06/2020 (a)(b)(c)(e) (Cost: $2,074,000; Acquisition Date: 10/30/2017)	2,074,000	2,112,576
Kendall Re 2018-1 Class A (3 Month LIBOR USD + 5.250%), 05/06/2021 (a)(b)(c)(e) (Cost: $1,396,000; Acquisition Date: 04/19/2018)	1,396,000	1,396,140
Kilimanjaro Re 2015-1 Class D (T-BILL 3MO + 9.250%), 12/06/2019 (a)(b)(c)(e)(f) (Cost: $10,000,000; Acquisition Date: 11/10/2015)	10,000,000	9,985,000
Kilimanjaro Re 2015-1 Class E (T-BILL 3MO + 6.750%), 12/06/2019 (a)(b)(c)(e) (Cost: $15,794,981; Original Acquisition Date: 11/10/2015)	15,784,000	15,790,314

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 21.0% (continued)
Kilimanjaro Re II 2017-1 Class A-1 (6 Month LIBOR USD + 9.490%), 04/20/2018 (a)(b)(c)(e) (Cost: $3,666,000; Acquisition Date: 04/06/2017)	$3,666,000	$3,696,428
Kilimanjaro Re II 2017-1 Class B-1 (6 Month LIBOR USD + 7.140%), 04/20/2018 (a)(b)(c)(e) (Cost: $12,758,912; Original Acquisition Date: 04/06/2017)	12,659,000	12,798,249
Kilimanjaro Re II 2017-1 Class C-1 (6 Month LIBOR USD + 5.720%), 04/20/2018 (a)(b)(c)(e) (Cost: $18,177,996; Original Acquisition Date: 04/06/2017)	18,046,000	18,350,075
Kilimanjaro Re II 2017-2 Class A-2 (6 Month LIBOR USD + 9.490%), 04/20/2018 (a)(b)(c)(e) (Cost: $1,571,000; Acquisition Date: 04/06/2017)	1,571,000	1,581,683
Kilimanjaro Re II 2017-2 Class B-2 (6 Month LIBOR USD + 7.140%), 04/20/2018 (a)(b)(c)(e) (Cost: $2,357,000; Acquisition Date: 04/06/2017)	2,357,000	2,385,991
Kilimanjaro Re II 2017-2 Class C-2 (6 Month LIBOR USD + 5.720%), 04/20/2018 (a)(b)(c)(e)(f) (Cost: $1,760,000; Acquisition Date: 04/06/2017)	1,760,000	1,800,128
Loma Re 2013-1 Class C (T-BILL 3MO + 3.000%), 07/09/2018 (a)(b)(c)(e) (Cost: $19,011,000; Acquisition Date: 12/20/2013)	19,011,000	10,551,105
Queen Street XII (6 Month LIBOR USD + 5.250%), 04/08/2020 (a)(b)(c)(e)(f) (Cost: $3,463,000; Acquisition Date: 05/13/2016)	3,463,000	3,505,075
Riverfront Re 2017-1 Class A (T-BILL 3MO + 4.500%), 01/15/2021 (a)(b)(c)(e) (Cost: $4,524,651; Original Acquisition Date: 05/23/2017)	4,538,000	4,504,192
Tradewynd Re 2013-1 Class 1 (T-BILL 3MO + 8.660%), 07/09/2018 (a)(b)(c)(e) (Cost: $11,500,000; Acquisition Date: 07/02/2013)	11,500,000	11,553,475
Tramline Re II 2014-1 Class A (T-BILL 3MO + 8.250%), 01/04/2019 (a)(b)(c)(e) (Cost: $19,750,000; Acquisition Date: 12/04/2014)	19,750,000	19,804,312

		194,328,659

	PRINCIPAL AMOUNT		FAIR VALUE
Other - 0.6%
Operational Re 5.500%, 04/08/2021 (a)(c)(d)(e) (Cost: $5,093,093; Acquisition Date: 05/19/2016)	CHF	5,047,000	$5,144,880

Windstorm - 1.3%
IBRD CAR 114-Class B (6 Month LIBOR USD + 9.300%), 12/20/2019 (a)(b)(c)(e) (Cost: $2,884,000; Acquisition Date: 07/24/2017)		$2,884,000	2,859,054
IBRD CAR 115-Class C (6 Month LIBOR USD + 5.900%), 05/19/2020 (a)(b)(c)(e) (Cost: $2,019,000; Acquisition Date: 07/24/2017)		2,019,000	1,996,690
Queen Street X (T-BILL 3MO + 5.750%), 06/08/2018 (a)(b)(c)(e)(f) (Cost: $1,279,000; Acquisition Date: 03/25/2015)		1,279,000	1,281,110
Queen Street XI (T-BILL 3MO + 6.150%), 06/07/2019 (a)(b)(c)(e)(f) (Cost: $6,000,000; Acquisition Date: 12/15/2015)		6,000,000	6,091,200

			12,228,054

			262,353,186

Japan - 5.0%

Earthquake - 4.6%
Kizuna Re II 2018-1 Class B (T-BILL 3MO + 2.500%), 04/11/2023 (a)(b)(c)(e) (Cost: $362,000; Acquisition Date: 03/16/2018)		362,000	362,108
Nakama Re 2014-2 Class 2 (T-BILL 3MO + 2.875%), 01/16/2020 (a)(b)(c)(e)(f) (Cost: $6,823,133; Original Acquisition Date: 12/12/2014)		6,806,000	6,884,950
Nakama Re 2015-1 Class 2 (T-BILL 3MO + 3.250%), 01/14/2021 (a)(b)(c)(e)(f) (Cost: $6,000,000; Acquisition Date: 12/14/2015)		6,000,000	6,126,900
Nakama Re 2016-1 Class 1 (6 Month LIBOR USD + 2.200%), 10/13/2021 (a)(b)(c)(e)(f) (Cost: $7,500,000; Acquisition Date: 09/21/2016)		7,500,000	7,597,500
Nakama Re 2016-1 Class 2 (6 Month LIBOR USD + 3.250%), 10/13/2021 (a)(b)(c)(e)(f) (Cost: $4,830,000; Acquisition Date: 09/21/2016)		4,830,000	4,911,627

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Earthquake - 4.6% (continued)
Nakama Re 2018-1 Class 1 (3 Month LIBOR USD + 2.000%), 04/13/2023 (a)(b)(c)(e) (Cost: $13,500,000; Acquisition Date: 02/22/2018)	$13,500,000	$13,601,250
Nakama Re 2018-1 Class 2 (3 Month LIBOR USD + 3.000%), 04/13/2023 (a)(b)(c)(e) (Cost: $3,000,000; Acquisition Date: 02/22/2018)	3,000,000	3,029,250

		42,513,585

Multiperil - 0.3%
Akibare Re 2018-1 Class A (3 Month LIBOR USD + 1.900%), 04/07/2026 (a)(b)(c)(e) (Cost: $1,655,000; Acquisition Date: 03/22/2018)	1,655,000	1,662,034
Akibare Re 2018-1 Class B (3 Month LIBOR USD + 1.900%), 04/07/2026 (a)(b)(c)(e) (Cost: $1,182,000; Acquisition Date: 03/22/2018)	1,182,000	1,186,905

		2,848,939

Windstorm - 0.1%
Aozora Re 2016-1 A (6 Month LIBOR USD + 2.200%), 04/07/2020 (a)(b)(c)(e)(f) (Cost: $1,149,000; Acquisition Date: 03/23/2016)	1,149,000	1,159,111

		46,521,635

Turkey - 0.4%

Earthquake - 0.4%
Bosphorus 2015-1 Class A (6 Month LIBOR USD + 3.250%), 08/17/2018 (a)(b)(c)(e)(f) (Cost: $3,250,000; Acquisition Date: 08/11/2015)	3,250,000	3,263,975

United States - 48.3%

Earthquake - 17.8%
Golden State Re II 2014-1 Class A (T-BILL 3MO + 2.200%), 01/08/2019 (a)(b)(c)(e)(f) (Cost: $12,095,000; Original Acquisition Date: 09/10/2014)	12,100,000	12,130,855
Kilimanjaro Re 2014-2 Class C (T-BILL 3MO + 3.750%), 11/25/2019 (a)(b)(c)(e)(f) (Cost: $42,924,490; Original Acquisition Date: 11/07/2014)	42,886,000	43,229,088
Merna Re 2016-1 Class A (T-BILL 3MO + 2.250%), 04/08/2019 (a)(b)(c)(e) (Cost: $1,131,000; Acquisition Date: 03/24/2016)	1,131,000	1,133,601

	PRINCIPAL AMOUNT	FAIR VALUE
Earthquake - 17.8% (continued)
Merna Re 2018-1 Class A (T-BILL 3MO + 2.000%), 04/08/2021 (a)(b)(c)(e) (Cost: $3,493,000; Acquisition Date: 03/26/2018)	$3,493,000	$3,493,699
Ursa Re 2015-1 Class B (T-BILL 3MO + 5.000%), 09/21/2018 (a)(b)(c)(e) (Cost: $31,274,257; Original Acquisition Date: 09/10/2015)	31,250,000	31,221,875
Ursa Re 2016-1 Class A (T-BILL 3MO + 4.000%), 12/10/2019 (a)(b)(c)(e)(f) (Cost: $19,009,918; Original Acquisition Date: 11/21/2016)	18,944,000	18,930,739
Ursa Re 2017-1 Class B (T-BILL 3MO + 3.500%), 05/27/2020 (a)(b)(c)(e)(f) (Cost: $25,797,346; Original Acquisition Date: 05/10/2017)	25,777,000	25,806,644
Ursa Re 2017-1 Class E (T-BILL 3MO + 6.000%), 05/27/2020 (a)(b)(c)(e) (Cost: $28,087,000; Acquisition Date: 05/10/2017)	28,087,000	28,331,357

		164,277,858

Multiperil - 19.7%
Armor II 2018-1 Class A (T-BILL 3MO + 3.500%), 06/08/2023 (a)(b)(e) (Cost: $1,864,000; Acquisition Date: 04/10/2018)	1,864,000	1,863,720
Blue Halo Re 2016-1 Class A (T-BILL 3MO + 14.000%), 06/21/2019 (a)(b)(c)(e) (Cost: $4,750,000; Acquisition Date: 06/10/2016)	4,750,000	4,482,337
Blue Halo Re 2016-1 Class B (T-BILL 3MO + 19.750%), 06/21/2019 (a)(b)(c)(e) (Cost: $2,600,000; Acquisition Date: 06/10/2016)	2,600,000	994,370
Blue Halo Re 2016-2 Class C (T-BILL 3MO + 8.250%), 07/26/2019 (a)(b)(c)(e)(f) (Cost: $9,221,998; Original Acquisition Date: 07/18/2016)	9,186,000	9,195,186
Buffalo Re 2017-1 Class A (6 Month LIBOR USD + 3.480%), 04/07/2018 (a)(b)(c)(e) (Cost: $867,198; Acquisition Date: 08/15/2017)	864,000	862,747
Caelus Re IV 2016-1 Class A (T-BILL 3MO + 5.530%), 03/06/2018 (a)(b)(c)(e) (Cost: $5,412,919; Original Acquisition Date: 02/23/2016)	5,395,000	5,515,578

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 19.7% (continued)
Caelus Re V 2017-1 Class B (T-BILL 3MO + 4.500%), 06/05/2024 (a)(b)(c)(e) (Cost: $1,297,000; Acquisition Date: 04/27/2017)	$1,297,000	$813,543
Caelus Re V 2017-1 Class C (T-BILL 3MO + 6.500%), 06/05/2024 (a)(b)(c)(e) (Cost: $830,000; Acquisition Date: 04/27/2017)	830,000	9,421
Caelus Re V 2017-1 Class D (T-BILL 3MO + 9.250%), 06/05/2024 (a)(b)(c)(e) (Cost: $830,000; Acquisition Date: 04/27/2017)	830,000	6,101
East Lane Re VI 2015-1 Class A (T-BILL 3MO + 3.390%), 03/13/2020 (a)(b)(c)(e) (Cost: $10,787,000; Acquisition Date: 03/02/2015)	10,787,000	10,844,710
Espada Re 2016-1 Class 20 (T-BILL 3MO + 5.490%), 06/06/2020 (a)(b)(c)(e) (Cost: $1,785,000; Acquisition Date: 02/12/2016)	1,785,000	1,472,625
First Coast Re 2016-1 Class A (T-BILL 3MO + 3.910%), 06/07/2019 (a)(b)(c)(e) (Cost: $7,000,000; Acquisition Date: 05/25/2016)	7,000,000	7,026,950
Fortius Re 2017-1 (6 Month LIBOR USD + 3.750%), 07/07/2024 (a)(b)(c)(e) (Cost: $1,010,000; Acquisition Date: 07/14/2017)	1,010,000	1,006,667
Kilimanjaro Re 2018-1 Class A-1 (3 Month LIBOR USD + 12.500%), 05/05/2023 (a)(b)(c)(e) (Cost: $1,047,000; Acquisition Date: 04/18/2018)	1,047,000	1,047,052
Kilimanjaro Re 2018-2 Class A-2 (3 Month LIBOR USD + 12.500%), 05/05/2023 (a)(b)(c)(e) (Cost: $1,047,000; Acquisition Date: 04/18/2018)	1,047,000	1,047,105
Kilimanjaro Re 2018-1 Class B-1 (3 Month LIBOR USD + 4.650%), 05/06/2022 (a)(b)(c)(e) (Cost: $4,305,000; Acquisition Date: 04/18/2018)	4,305,000	4,305,431
Kilimanjaro Re 2018-2 Class B-2 (3 Month LIBOR USD + 4.650%), 05/05/2023 (a)(b)(c)(e) (Cost: $4,305,000; Acquisition Date: 04/18/2018)	4,305,000	4,304,785

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 19.7% (continued)
Northshore Re II 2017-1 Class A (T-BILL 3MO + 7.250%), 07/06/2020 (a)(b)(c)(e) (Cost: $14,849,000; Acquisition Date: 06/26/2017)	$14,849,000	$14,937,352
Panthera 2018-1 Class A (T-BILL 3MO + 3.500%), 03/09/2020 (a)(b)(c)(d)(e) (Cost: $4,000,000; Acquisition Date: 02/22/2018)	4,000,000	3,993,400
PennUnion Re 2015-1 (T-BILL 3MO + 4.500%), 12/07/2018 (a)(b)(c)(e)(f) (Cost: $8,738,512; Original Acquisition Date: 10/05/2015)	8,729,000	8,711,978
Residential Re 2013-II Class 1 (T-BILL 3MO + 3.000%), 06/06/2018 (a)(b)(c)(e) (Cost: $6,311,500; Original Acquisition Date: 11/18/2013)	6,311,500	2,209,025
Residential Re 2014-I Class 10 (T-BILL 3MO + 14.980%), 06/06/2017 (a)(b)(c)(e) (Cost: $13,162,000; Acquisition Date: 05/22/2014)	13,162,000	1,472,828
Residential Re 2014-I Class 13 (T-BILL 3MO + 3.560%), 06/06/2017 (a)(b)(c)(e) (Cost: $141,000; Acquisition Date: 05/22/2014)	141,000	141,049
Residential Re 2014-II Class 4 (T-BILL 3MO + 5.130%), 12/06/2018 (a)(b)(c)(e) (Cost: $8,000,000; Acquisition Date: 11/20/2014)	8,000,000	7,944,000
Residential Re 2015-I Class 10 (T-BILL 3MO + 10.970%), 06/06/2019 (a)(b)(c)(e) (Cost: $6,053,000; Acquisition Date: 05/21/2015)	6,053,000	1,515,974
Residential Re 2015-I Class 11 (T-BILL 3MO + 5.940%), 06/06/2017 (a)(b)(c)(e) (Cost: $6,585,000; Acquisition Date: 05/21/2015)	6,585,000	5,317,058
Residential Re 2015-II Class 3 (T-BILL 3MO + 6.950%), 12/06/2019 (a)(b)(c)(e) (Cost: $12,500,000; Acquisition Date: 11/20/2015)	12,500,000	12,602,500
Residential Re 2016-I Class 10 (T-BILL 3MO + 11.550%), 06/06/2023 (a)(b)(c)(e) (Cost: $2,391,000; Acquisition Date: 04/28/2016)	2,391,000	586,991

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 19.7% (continued)
Residential Re 2016-I Class 11 (T-BILL 3MO + 4.730%), 06/06/2023 (a)(b)(c)(e) (Cost: $3,074,000; Acquisition Date: 04/28/2016)	$3,074,000	$2,477,798
Residential Re 2016-I Class 13 (T-BILL 3MO + 3.250%), 06/06/2023 (a)(b)(c)(e) (Cost: $6,000,000; Acquisition Date: 04/28/2016)	6,000,000	5,985,300
Residential Re 2017-I Class 11 (T-BILL 3MO + 4.750%), 06/06/2020 (a)(b)(c)(e) (Cost: $1,769,000; Acquisition Date: 04/19/2017)	1,769,000	1,426,256
Residential Re 2018-I Class 13 (T-BILL 3MO + 3.250%), 06/06/2025 (a)(b)(c)(e) (Cost: $6,147,000; Acquisition Date: 04/30/2018)	6,147,000	6,147,000
Sanders Re 2014-1 Class C (T-BILL 3MO + 3.250%), 05/25/2018 (a)(b)(c)(e) (Cost: $1,500,000; Acquisition Date: 05/07/2014)	1,500,000	1,500,375
Sanders Re 2014-1 Class D (T-BILL 3MO + 3.780%), 05/28/2019 (a)(b)(c)(e) (Cost: $6,705,000; Acquisition Date: 05/07/2014)	6,705,000	6,712,040
Sanders Re 2017-2 Class A (6 Month LIBOR USD + 3.250%), 06/05/2020 (a)(b)(c)(e)(f) (Cost: $3,142,000; Acquisition Date: 05/24/2017)	3,142,000	3,160,381
Sanders Re 2018-1 Class A (T-BILL 3MO + 5.500%), 04/07/2022 (a)(b)(c)(e) (Cost: $10,371,000; Acquisition Date: 03/23/2018)	10,371,000	10,476,784
Spectrum Capital Ltd. 2017-1 A (6 Month LIBOR USD + 5.750%), 06/08/2021 (a)(b)(c)(e) (Cost: $11,657,000; Acquisition Date: 06/13/2017)	11,657,000	11,609,789
Spectrum Capital Ltd. 2017-1 B (6 Month LIBOR USD + 3.500%), 06/08/2021 (a)(b)(c)(e)(f) (Cost: $16,903,000; Acquisition Date: 06/13/2017)	16,903,000	17,106,681
Torrey Pines Re 2017-1 Class B (6 Month LIBOR USD + 3.750%), 06/09/2020 (a)(b)(c)(e) (Cost: $623,000; Acquisition Date: 04/27/2017)	623,000	626,022

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 19.7% (continued)
Torrey Pines Re 2017-1 Class C (6 Month LIBOR USD + 6.250%), 06/09/2020 (a)(b)(c)(e) (Cost: $467,000; Acquisition Date: 04/27/2017)	$467,000	$468,214

		181,927,123

Windstorm - 10.8%
Alamo Re 2015-1 Class A (T-BILL 3MO + 4.810%), 06/07/2018 (a)(b)(c)(e)(f) (Cost: $34,735,369; Original Acquisition Date: 05/06/2015)	34,732,000	34,803,201
Alamo Re 2015-1 Class B (T-BILL 3MO + 4.400%), 06/07/2018 (a)(b)(c)(e)(f) (Cost: $16,942,085; Original Acquisition Date: 05/06/2015)	16,941,000	17,195,115
Alamo Re 2017-1 Class A (T-BILL 3MO + 3.750%), 06/08/2020 (a)(b)(c)(e)(f) (Cost: $3,193,000; Acquisition Date: 05/23/2017)	3,193,000	3,245,046
Bonanza Re 2016-1 Class A (6 Month LIBOR USD + 3.750%), 12/31/2019 (a)(b)(c)(e) (Cost: $478,000; Original Acquisition Date: 11/28/2016)	478,000	473,100
Bonanza Re 2016-1 Class B (6 Month LIBOR USD + 5.000%), 12/31/2019 (a)(b)(c)(e) (Cost: $946,000; Acquisition Date: 11/28/2016)	946,000	927,506
Citrus Re 2015-1 Class B (T-BILL 3MO + 6.900%), 04/09/2020 (a)(b)(c)(e) (Cost: $425,000; Acquisition Date: 04/01/2015)	425,000	382,500
Citrus Re 2015-1 Class C (T-BILL 3MO + 10.140%), 04/09/2020 (a)(b)(c)(e) (Cost: $3,931,000; Acquisition Date: 04/01/2015)	3,931,000	127,757
Citrus Re 2016-1 Class D-50 (T-BILL 3MO + 7.740%), 02/25/2019 (a)(b)(c)(e) (Cost: $4,743,000; Acquisition Date: 02/19/2016)	4,743,000	4,742,051
Citrus Re 2016-1 Class E-50 (T-BILL 3MO + 11.030%), 02/25/2019 (a)(b)(c)(e) (Cost: $3,952,000; Acquisition Date: 02/19/2016)	3,952,000	1,079,489
Cranberry Re 2017-1 Class A (6 Month LIBOR USD + 2.000%), 07/13/2023 (a)(b)(c)(e) (Cost: $13,000,000; Acquisition Date: 06/05/2017)	13,000,000	13,123,500

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	FAIR VALUE
Windstorm - 10.8% (continued)
Everglades Re II 2017-1 Class A (T-BILL 3MO + 5.000%), 05/08/2020 (a)(b)(c)(e)(f) (Cost: $2,075,000; Acquisition Date: 04/27/2017)	$2,075,000	$2,084,234
Manatee Re 2016-1 Class A (T-BILL 3MO + 5.890%), 04/01/2018 (a)(b)(c)(e) (Cost: $556,000; Acquisition Date: 03/02/2016)	556,000	557,334
Manatee Re 2016-1 Class C (T-BILL 3MO + 0.500%), 03/14/2022 (a)(b)(c)(d)(e) (Cost: $835,000; Acquisition Date: 03/02/2016)	835,000	—
Manatee Re II 2018-1 Class A (T-BILL 3MO + 4.250%), 06/09/2025 (a)(b)(c)(e) (Cost: $2,246,000; Acquisition Date: 03/22/2018)	2,246,000	2,245,663
Manatee Re II 2018-1 Class B (T-BILL 3MO + 7.750%), 06/09/2025 (a)(b)(c)(e) (Cost: $1,300,000; Acquisition Date: 03/22/2018)	1,300,000	1,299,610
Market Re 2016-3 Class A 3.000%, 07/08/2019 (a)(c)(d)(e) (Cost: $4,000,000; Acquisition Date: 06/21/2016)	4,000,000	4,030,521
Market Re 2017-1 Class A 6.445%, 06/08/2018 (a)(b)(c)(d)(e)(g) (Cost: $9,300,000; Acquisition Date: 06/05/2017)	9,300,000	8,974,500
Oak Leaf Re Ltd. 2017-1 A 5.216%, 06/09/2018 (a)(b)(c)(d)(e)(g) (Cost: $3,000,000; Acquisition Date: 06/06/2017)	3,000,000	3,131,756
Pelican Re 2018-1 Class A (3 Month LIBOR USD + 2.250%), 07/05/2021 (a)(b)(c)(e) (Cost: $1,046,000; Acquisition Date: 04/23/2018)	1,046,000	1,046,575

		99,469,458

		445,674,439

TOTAL EVENT LINKED BONDS (Cost $801,891,529)		759,874,762

PARTICIPATION NOTES - 4.5%

Global - 4.5%

Multiperil - 4.5%
Eden Re II 2016-1 Class B 04/23/2019 (a)(c)(d)(e)(h)(i) (Cost: $19,248; Acquisition Date: 03/24/2016)	19,247	1,349,604

	PRINCIPAL AMOUNT	FAIR VALUE
Multiperil - 4.5% (continued)
Sector Re V Series 7 Class B 03/01/2022 (a)(c)(d)(h)(i) (Cost: $5,549,836; Acquisition Date: 04/27/2017)	$5,549,836	$4,548,091
Sector Re V Series 7 Class G 03/01/2022 (a)(c)(d)(h)(i) (Cost: $12,686,019; Acquisition Date: 04/27/2017)	12,686,019	8,030,250
Sector Re V Series 8 Class A 3/1/2023 (a)(c)(d)(i) (Cost: $842,000; Acquisition Date: 04/24/2018)	842,000	842,084
Sector Re V Series 8 Class B 3/1/2023 (a)(c)(d)(i) (Cost: $8,324,651; Acquisition Date: 04/24/2018)	8,324,651	8,325,483
Sector Re V Series 8 Class F 3/1/2023 (a)(c)(d)(i) (Cost: $6,159,000; Acquisition Date: 04/24/2018)	6,159,000	6,159,616
Sector Re V Series 8 Class G 3/1/2023 (a)(c)(d)(i) (Cost: $12,685,871; Acquisition Date: 04/24/2018)	12,685,871	12,687,140

TOTAL PARTICIPATION NOTES (Cost $46,266,625)		41,942,268

	SHARES	FAIR VALUE
PREFERENCE SHARES - 10.3%

Global - 10.3%

Multiperil - 10.3%
Arenal (Artex Segregated Account Company) (a)(c)(d)(h)(i) (Cost: $18,973,977; Original Acquisition Date: 05/07/2015)	18,011	14,990,858
Biscayne (Artex Segregated Account Company) (a)(c)(d)(h)(i) (Cost: $28,289,717; Original Acquisition Date: 04/30/2014)	28,192	30,714,534
Hatteras (Artex Segregated Account Company) (a)(c)(d)(h)(i) (Cost: $6,237,378; Acquisition Date: 12/30/2014)	6,300	6,366,762
Hudson Charles 2 (Mt. Logan Re) (a)(c)(d)(i) (Cost: $11,534,500; Acquisition Date: 04/02/2014)	11,535	9,536,467
Hudson Charles 3 (Mt. Logan Re) (a)(c)(d) (Cost: $15,350,000; Acquisition Date: 06/19/2014)	15,350	12,399,868
Kona (Artex Segregated Account Company) (a)(c)(d)(h)(i) (Cost: $0; Acquisition Date: 07/23/2015)	2,862	100,993
LRe 2016 (Lorenz Re Ltd.) (a)(c)(d)(h) (Cost: $0; Acquisition Date: 04/01/2016)	51,070	101,553

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
Multiperil - 10.3% (continued)
Rondout (Artex Segregated Account Company) (a)(c)(d)(h) (Cost: $13,261,838; Original Acquisition Date: 05/29/2015)	11,118	$12,644,573
Yoho (Artex Segregated Account Company) (a)(c)(d)(h) (Cost: $9,381,886; Acquisition Date: 05/17/2016)	12,496	7,906,984

TOTAL PREFERENCE SHARES (Cost $103,029,296)		94,762,592

SHORT-TERM INVESTMENTS - 3.0%

Money Market Fund - 3.0%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.57% (j)	5,608,546	5,608,546
First American Government Obligations Fund - Class Z - 1.54% (j)	5,608,546	5,608,546
First American Treasury Obligations Fund - Class Z - 1.53% (j)	5,608,545	5,608,545
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.60% (j)	5,608,545	5,608,545
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.60% (j)	5,608,546	5,608,546

TOTAL SHORT-TERM INVESTMENTS (Cost $28,042,728)		28,042,728

TOTAL INVESTMENTS (Cost $979,230,178) - 100.1%		924,622,350

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.1%		(518,777)

TOTAL NET ASSETS - 100.0%		$924,103,573

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)	Foreign issued security. Total foreign securities by country of domicile are $880,769,733. Foreign exposure is as follows: Bermuda: 79.6%, Cayman Islands: 7.5%, Ireland: 6.4% and Supranational: 1.8%.
(b)	Variable rate security. Reference rates as of April 30, 2018 are as follows: T-BILL 3MO 1.83%, 6 Month LIBOR 2.51%, 3 Month LIBOR 2.36%, and 3 Month EURIBOR -0.33%. Actual reference rates may vary based on the reset date of the security.
(c)	Security is restricted as to resale.
(d)	Value is determined using significant unobservable inputs.
(e)	Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2018 was $761,224,366, which represented 82.4% of net assets.
(f)	All or a portion of the security is pledged as collateral for the Fund’s financing facility.
(g)	Zero-coupon bond. The rate shown is the yield to maturity.
(h)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $86,754,202, which represents 9.4% of net assets.
(i)	Non-income producing security.
(j)	Rate shown is the 7-day effective yield.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS SOLD	NOTIONAL VALUE	UNREALIZED APPRECIATION
FUTURES CONTRACTS SOLD
Euro Fx, June 2018 Settlement	97	$14,699,138	$355,032
Swiss Franc, June 2018 Settlement	41	5,192,650	243,978
U.S. Treasury 5-Year Note, June 2018 Settlement	58	6,583,453	33,902

TOTAL FUTURES CONTRACTS SOLD		$26,475,241	$632,912

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 101.2%

Money Market Funds - 0.1%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.57% (a)	84,646	$84,646
First American Government Obligations Fund - Class Z - 1.54% (a)	84,645	84,645
First American Treasury Obligations Fund - Class Z - 1.53% (a)	84,645	84,645
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.60% (a)	84,645	84,645
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.60% (a)	84,645	84,645

		423,226

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 101.1%
1.511%, 06/21/2018 (b)(c)	$24,500,000	24,448,584
0.984%, 07/19/2018 (b)(c)	3,100,000	3,088,095
1.508%, 08/16/2018 (b)(c)	65,250,000	64,891,162

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 101.1% (continued)
1.856%, 10/11/2018 (b)(c)	$13,450,000	$13,331,552
1.528%, 11/08/2018 (b)(c)	69,200,000	68,498,531
1.696%, 12/06/2018 (b)(c)	55,050,000	54,436,259
1.806%, 01/03/2019 (b)(c)	69,400,000	68,460,772
2.209%, 03/28/2019 (b)(c)	200,000	196,060

		297,351,015

TOTAL SHORT-TERM INVESTMENTS (Cost $298,174,443)		297,774,241

TOTAL INVESTMENTS (Cost $298,174,443) - 101.2%		297,774,241

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%		(3,553,060)

TOTAL NET ASSETS - 100.0%		$294,221,181

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(c)	All or a portion of this security is held as collateral for written put options.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE

PUT OPTIONS
CBOE S&P 500 Index, Expires 05/02/2018, Strike Price $2,650.00	125	$33,100,625	$162,500
CBOE S&P 500 Index, Expires 05/02/2018, Strike Price $2,665.00	244	64,612,420	511,180
CBOE S&P 500 Index, Expires 05/02/2018, Strike Price $2,670.00	54	14,299,470	131,220
CBOE S&P 500 Index, Expires 05/04/2018, Strike Price $2,660.00	91	24,097,255	204,295
CBOE S&P 500 Index, Expires 05/04/2018, Strike Price $2,665.00	100	26,480,500	252,500
CBOE S&P 500 Index, Expires 05/04/2018, Strike Price $2,670.00	222	58,786,710	628,260
CBOE S&P 500 Index, Expires 05/07/2018, Strike Price $2,655.00	280	74,145,400	656,040

TOTAL PUT OPTIONS (Premiums Received $2,051,800)			2,545,995

TOTAL WRITTEN OPTIONS (Premiums Received $2,051,800)			$2,545,995

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 101.1%

Money Market Funds - 0.3%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.57% (a)	59,013	$59,013
First American Government Obligations Fund - Class Z - 1.54% (a)	59,014	59,014
First American Treasury Obligations Fund - Class Z - 1.53% (a)	59,013	59,013
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.60% (a)	59,014	59,014
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.60% (a)	59,014	59,014

		295,068

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 100.8%
1.723%, 07/19/2018 (b)(c)	$800,000	796,928
1.308%, 08/16/2018 (b)(c)	17,000,000	16,906,509
1.852%, 10/11/2018 (b)(c)	9,400,000	9,317,219

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 100.8% (continued)
1.536%, 11/08/2018 (b)(c)	$20,700,000	$20,490,168
1.694%, 12/06/2018 (b)(c)	19,350,000	19,134,271
1.795%, 01/03/2019 (b)(c)	45,600,000	44,982,870
2.214%, 03/28/2019 (b)(c)	400,000	392,120

		112,020,085

TOTAL SHORT-TERM INVESTMENTS (Cost $112,488,035)		112,315,153

TOTAL INVESTMENTS (Cost $112,488,035) - 101.1%		112,315,153

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%		(1,235,388)

TOTAL NET ASSETS - 100.0%		$111,079,765

Percentages are stated as a percent of net assets.

(a)	Rate show is the 7-day effective yield.
(b)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(c)	All of a portion of this security is held as collateral for written put options.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE

PUT OPTIONS
CBOE Russell 2000 Index, Expires 05/04/2018, Strike Price $1,545.00	400	$61,675,200	$458,000
CBOE Russell 2000 Index, Expires 05/04/2018, Strike Price $1,550.00	149	22,974,012	208,600
CBOE Russell 2000 Index, Expires 05/04/2018, Strike Price $1,555.00	98	15,110,424	167,580
CBOE Russell 2000 Index, Expires 05/04/2018, Strike Price $1,560.00	75	11,564,100	152,625

TOTAL PUT OPTIONS (Premiums Received $1,013,455)			986,805

TOTAL WRITTEN OPTIONS (Premiums Received $1,013,455)			$986,805

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.8%

Open-End Mutual Funds - 99.8%
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	13,640,112	$132,309,086
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	6,652,622	66,193,589

TOTAL INVESTMENT COMPANIES (Cost $204,259,477)		198,502,675

SHORT-TERM INVESTMENTS - 0.2%

Money Market Funds - 0.2%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.57% (b)	69,139	69,139
First American Government Obligations Fund - Class Z - 1.54% (b)	69,138	69,138
First American Treasury Obligations Fund - Class Z - 1.53% (b)	69,138	69,138
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.60% (b)	69,138	69,138
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.60% (b)	69,138	69,138

TOTAL SHORT-TERM INVESTMENTS (Cost $345,691)		345,691

TOTAL INVESTMENTS (Cost $204,605,168) - 100.0%		198,848,366

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(52,851)

TOTAL NET ASSETS - 100.0%		$198,795,515

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 9.
(b)	Rate shown is the 7-day effective yield.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 100.4%

Money Market Funds - 4.6%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.57% (a)	768,992	$768,992
First American Government Obligations Fund - Class Z - 1.54% (a)	768,991	768,991
First American Treasury Obligations Fund - Class Z - 1.53% (a)	768,991	768,991
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.60% (a)	768,991	768,991
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.60% (a)	768,991	768,991

		3,844,956

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 95.8%
1.509%, 06/21/2018 (b)(c)	$7,000,000	6,985,323
1.196%, 07/19/2018 (b)(c)	8,000,000	7,969,278

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 95.8% (continued)
1.217%, 08/16/2018 (b)(c)	$8,100,000	$8,055,455
1.547%, 11/08/2018 (b)(c)	24,100,000	23,855,702
1.701%, 12/06/2018 (b)(c)	14,200,000	14,041,687
1.781%, 01/03/2019 (b)(c)	20,000,000	19,729,329

		80,636,774

TOTAL SHORT-TERM INVESTMENTS (Cost $84,607,197)		84,481,730

TOTAL INVESTMENTS (Cost $84,607,197) - 100.4%		84,481,730

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(327,224)

TOTAL NET ASSETS - 100.0%		$84,154,506

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(c)	All or a portion of this security is held as collateral for written put options.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE

PUT OPTIONS
CAC 40 Index, Expires 05/18/2018, Strike Price EUR 5,450.00	40	$2,666,618	$20,990
CAC 40 Index, Expires 05/18/2018, Strike Price EUR 5,475.00	23	1,533,306	14,333
DAX Index, Expires 05/04/2018, Strike Price EUR 12,550.00	20	1,523,036	6,002
DAX Index, Expires 05/04/2018, Strike Price EUR 12,600.00	91	6,929,814	37,803
Euro Stoxx 50 Index, Expires 05/04/2018, Strike Price EUR 3,500.00	295	12,598,551	28,143
Euro Stoxx 50 Index, Expires 05/04/2018, Strike Price EUR 3,525.00	100	4,270,695	17,520
FTSE 100 Index, Expires 05/18/2018, Strike Price GBP 7,450.00	122	12,612,506	83,979
FTSE 100 Index, Expires 05/18/2018, Strike Price GBP 7,475.00	41	4,238,629	33,867
Hang Seng Index, Expires 05/30/2018, Strike Price HKD 30,000.00	11	2,158,925	22,634
Nikkei 225 Index, Expires 05/11/2018, Strike Price JPY 22,250.00	103	21,168,959	117,774
S&P/ASX 200 Index, Expires 05/17/2018, Strike Price AUD 5,900.00	5	225,204	1,280
S&P/ASX 200 Index, Expires 05/17/2018, Strike Price AUD 5,950.00	51	2,297,084	18,604
S&P/ASX 200 Index, Expires 05/17/2018, Strike Price AUD 5,975.00	85	3,828,473	37,731
Swiss Market Index, Expires 05/18/2018, Strike Price CHF 8,750.00	92	8,249,606	41,033
Swiss Market Index, Expires 05/18/2018, Strike Price CHF 8,800.00	2	179,339	1,183

TOTAL PUT OPTIONS (Premiums Received $777,034)			482,876

TOTAL WRITTEN OPTIONS (Premiums Received $777,034)			$482,876

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Schedule of Investments	as of April 30, 2018 (Unaudited)

STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND

	SHARES	FAIR VALUE
INVESTMENT COMPANIES - 99.2%

Open-End Mutual Funds - 99.2%
Stone Ridge International Developed Markets Variance Risk Premium Fund - Class I (a)	2,001,376	$19,133,154
Stone Ridge U.S. Large Cap Variance Risk Premium Fund - Class I (a)	1,313,701	12,742,899
Stone Ridge U.S. Small Cap Variance Risk Premium Fund - Class I (a)	637,373	6,341,861

TOTAL INVESTMENT COMPANIES (Cost $39,273,696)		38,217,914

SHORT-TERM INVESTMENTS - 0.8%

Money Market Funds - 0.8%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.57% (b)	58,538	58,538
First American Government Obligations Fund - Class Z - 1.54% (b)	58,539	58,539
First American Treasury Obligations Fund - Class Z - 1.53% (b)	58,538	58,538
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.60% (b)	58,539	58,539
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.60% (b)	58,539	58,539

TOTAL SHORT-TERM INVESTMENTS (Cost $292,693)		292,693

TOTAL INVESTMENTS (Cost $39,566,389) - 100.0%		38,510,607

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%		(1,015)

TOTAL NET ASSETS - 100.0%		$38,509,592

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See Footnote 9.
(b)	Rate shown is the 7-day effective yield.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Statement of Assets and Liabilities	April 30, 2018 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
ASSETS:
Investments, at fair value(1)	$924,622,350
Interest receivable	5,613,117
Receivable for fund shares sold	1,013,556
Foreign currencies at broker, at value(2)	122,714
Collateral held at broker for futures	412,443
Other assets	266,530
Total assets	932,050,710
LIABILITIES:
Payable for investment securities purchased	6,147,000
Payable to Adviser	1,103,195
Payable for Chief Compliance Officer compensation	4,629
Payable to Trustees	17,380
Payable for fund shares redeemed	389,042
Payable to Custodian	10,808
Accrued distribution fees	14,549
Other accrued expenses	260,534
Total liabilities	7,947,137
Total net assets	$924,103,573

NET ASSETS CONSIST OF:
Capital stock	$1,010,602,212
Accumulated net investment income	2,166,943
Accumulated net realized loss	(34,687,453)
Unrealized appreciation (depreciation) on:
Investments	(54,607,828)
Foreign currency translation	(3,213)
Futures contracts	632,912
Total net assets	$924,103,573

Class I
Net assets	$806,297,232
Shares outstanding	84,892,377
Class I Net asset value, offering and redemption price per share	$9.50
Class M
Net assets	$117,806,341
Shares outstanding	12,401,105
Class M Net asset value, offering and redemption price per share	$9.50

(1) Cost of Investments	$979,230,178
(2) Cost of foreign currencies	124,846

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Statement of Assets and Liabilities	April 30, 2018 (Unaudited)

	STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND
ASSETS:
Investments, at fair value(1)
Unaffiliated issuers	$297,774,241	$112,315,153	$345,691
Affiliated issuers	—	—	198,502,675
Interest receivable	431	290	251
Receivable for fund shares sold	69,020	200,020	246,597
Receivable for investments sold	663,149	850	—
Other assets	34,850	37,806	40,832
Total assets	298,541,691	112,554,119	199,136,046
LIABILITIES:
Written options, at fair value(2)	2,545,995	986,805	—
Payable for investment securities purchased	747,298	196,046	250,000
Payable for fund shares redeemed	505,308	65,088	16,041
Payable to Adviser	306,525	113,713	—
Accrued legal fees	49,495	22,438	36,393
Accrued audit expense	33,946	33,947	19,580
Payable to Custodian	20,782	9,437	—
Accrued distribution fees	5,083	1,600	4,206
Payable to Trustees	5,020	1,782	—
Payable for Chief Compliance Officer compensation	4,629	4,629	1,164
Other accrued expenses	96,429	38,869	13,147
Total liabilities	4,320,510	1,474,354	340,531
Total net assets	$294,221,181	$111,079,765	$198,795,515

NET ASSETS CONSIST OF:
Capital stock	$303,835,399	$111,053,561	$187,572,610
Accumulated net investment income (loss)	(352,290)	(218,836)	628,146
Accumulated net realized gain (loss)	(8,367,531)	391,272	16,351,561
Unrealized appreciation (depreciation) on:
Investments	(400,202)	(172,882)	(5,756,802)
Written options	(494,195)	26,650	—
Total net assets	$294,221,181	$111,079,765	$198,795,515

Class I
Net assets	$254,152,167	$98,285,865	$166,672,915
Shares outstanding	26,203,734	9,882,341	15,938,022
Class I Net asset value, offering and redemption price per share	$9.70	$9.95	$10.46
Class M
Net assets	$40,069,014	$12,793,900	$32,122,600
Shares outstanding	4,170,736	1,298,236	3,085,205
Class M Net asset value, offering and redemption price per share	$9.61	$9.85	$10.41

(1) Cost of Investments
Unaffiliated issuers	$298,174,443	$112,488,035	$345,691
Affiliated issuers (See Note 9)	—	—	204,259,477
(2) Premiums received	2,051,800	1,013,455	—

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Statement of Assets and Liabilities	April 30, 2018 (Unaudited)

	STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND	STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND
ASSETS:
Investments, at fair value(1)
Unaffiliated issuers	$84,481,730	$292,693
Affiliated issuers	—	38,217,914
Interest receivable	—	366
Dividends receivable	156	—
Receivable from Adviser	—	4,094
Receivable for fund shares sold	20	11,112
Receivable for investments sold	50,018	—
Foreign currencies at brokers, at value(2)	3,231,953	—
Foreign currencies held at custodian, at value(3)	20,796	—
Collateral at broker for futures	187,328	—
Other assets	32,404	24,460
Total assets	88,004,405	38,550,639
LIABILITIES:
Due to broker	3,037,603	—
Variation margin payable(4)	110,824	—
Written options, at fair value(5)	482,876	—
Payable to Adviser	74,755	—
Payable for fund shares redeemed	53,581	—
Accrued audit expense	35,597	19,576
Accrued legal fees	16,096	8,929
Interest payable	6,470	—
Payable for Chief Compliance Officer compensation	4,629	1,164
Accrued registration fees	—	3,371
Accrued transfer agent fees and expenses	4,394	6,595
Payable to Custodian	3,588	86
Payable to Trustees	1,218	—
Accrued distribution fees	1,011	843
Other accrued expenses	17,257	483
Total liabilities	3,849,899	41,047
Total net assets	$84,154,506	$38,509,592

NET ASSETS CONSIST OF:
Capital stock	$84,575,244	$38,257,950
Accumulated net investment income (loss)	(261,403)	155,738
Accumulated net realized gain (loss)	(270,038)	1,151,686
Unrealized appreciation (depreciation) on:
Investments	(125,467)	(1,055,782)
Foreign currency translation	(57,988)	—
Written options	294,158	—
Total net assets	$84,154,506	$38,509,592

Class I
Net assets	$75,914,112	$31,694,118
Shares outstanding	7,944,001	3,204,969
Class I Net asset value, offering and redemption price per share	$9.56	$9.89
Class M
Net assets	$8,240,394	$6,815,474
Shares outstanding	867,622	691,589
Class M Net asset value, offering and redemption price per share	$9.50	$9.85

(1) Cost of Investments
Unaffiliated issuers	$84,607,197	$292,693
Affiliated issuers (See Note 9)	—	39,273,696
(2) Cost of foreign currencies	3,334,316	—
(3) Cost of foreign currencies	21,348
(4) Cost of foreign currencies	(105,733)
(5) Premiums received	777,034	—

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Statement of Operations	For the Period Ended April 30, 2018 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
INVESTMENT INCOME:
Dividend income	$1,072,826
Interest income	30,233,648
Total investment income	31,306,474
EXPENSES
Advisory fees (See Note 4)	7,168,852
Fund accounting and administration fees	411,143
Legal fees	149,626
Interest expense	143,592
Distribution (12b-1) fees — Class M Only	113,258
Transfer agency fees and expenses	95,982
Audit and tax related fees	93,746
Custody fees	38,426
Federal and state registration fees	32,043
Trustees fees and expenses	28,714
Chief Compliance Officer compensation	19,629
Other expenses	82,913
Total expenses before Adviser waiver	8,377,924
Expenses waived by Adviser (See Note 4)	(226,088)
Total net expenses	8,151,836
Net investment income	23,154,638
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	839,614
Foreign currency translation	(404,117)
Futures contracts	(107,782)
Net change in unrealized appreciation (depreciation) on:
Investments	21,239,469
Foreign currency translation	(12,808)
Futures contracts	(166,601)
Net realized and unrealized gain	21,387,775
Net increase in net assets resulting from operations	$44,542,413

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Statement of Operations	For the Period Ended April 30, 2018 (Unaudited)

	STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND	STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND
INVESTMENT INCOME:
Dividend income
Affiliated issuers	$—	$—	$9,391,244
Interest income	2,284,678	827,255	1,206
Total investment income	2,284,678	827,255	9,392,450
EXPENSES
Advisory fees (See Note 4)	2,021,454	739,890	—
Fund accounting and administration fees	262,091	219,268	792
Legal fees	58,665	20,091	91
Audit and tax related fees	38,916	35,839	21,990
Distribution (12b-1) fees — Class M Only	34,534	10,208	27,558
Transfer agency fees and expenses	25,086	16,098	29,025
Federal and state registration fees	21,005	21,900	19,186
Chief Compliance Officer compensation	19,629	19,629	4,914
Printing and mailing expenses	12,582	4,616	7,511
Custody fees	9,381	2,893	624
Trustees fees and expenses	9,324	3,440	—
Other expenses	63,441	25,297	7,500
Total expenses before Adviser waiver	2,576,108	1,119,169	119,191
Expenses waived by Adviser (See Note 4)	—	(73,399)	—
Net expenses before Adviser recoupment	2,576,108	1,045,770	119,191
Expenses recouped by Adviser (See Note 4)	60,860	321	—
Total net expenses	2,636,968	1,046,091	119,191
Net investment income (loss)	(352,290)	(218,836)	9,273,259
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments
Affiliated issuers (See Note 9)	—	—	(1,013,523)
Unaffiliated issuers	(79,763)	(29,339)	—
Capital gain distributions from affiliated mutual funds	—	—	18,613,667
Futures contracts	—	451,925	—
Written options	(8,230,014)	131,315	—
Net change in unrealized depreciation on:
Investments	(292,062)	(116,430)	(31,190,551)
Written options	(551,662)	(135,894)	—
Net realized and unrealized gain (loss):	(9,153,501)	301,577	(13,590,407)
Net increase (decrease) in net assets resulting from operations	$(9,505,791)	$82,741	$(4,317,148)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Statement of Operations	For the Period Ended April 30, 2018 (Unaudited)

	STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND	STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND
INVESTMENT INCOME:
Dividend income
Affiliated issuers	$—	$2,093,623
Interest income	606,204	1,651
Total investment income	606,204	2,095,274
EXPENSES
Advisory fees (See Note 4)	531,073	—
Fund accounting and administration fees	213,826	792
Broker and investment interest expenses	116,227	—
Audit and tax related fees	37,557	21,990
Chief Compliance Officer compensation	19,629	4,914
Federal and state registration fees	18,010	16,928
Legal fees	17,254	—
Transfer agency fees and expenses	15,666	20,529
Custody fees	11,110	—
Distribution (12b-1) fees — Class M Only	7,877	5,299
Trustees fees and expenses	2,355	—
Other expenses	8,494	3,978
Total expenses before Adviser waiver	999,078	74,430
Expenses waived by Adviser (See Note 4)	(131,471)	(20,984)
Total net expenses	867,607	53,446
Net investment income (loss)	(261,403)	2,041,828
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments
Affiliated issuers (See Note 9)	—	24,662
Unaffiliated issuers	(8,102)	—
Capital gain distributions from affiliated mutual funds	—	1,879,835
Foreign currency translation	197,945	—
Futures contracts	(216,160)	—
Written options	(203,760)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(94,850)	(4,524,948)
Foreign currency translation	(23,383)	—
Written options	144,134	—
Net realized and unrealized loss	(204,176)	(2,620,451)
Net decrease in net assets resulting from operations	$(465,579)	$(578,623)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Statement of Changes in Net Assets

	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
	PERIOD APRIL 30, 2018 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2017
OPERATIONS:
Net investment income	$23,154,638	$77,094,509
Net realized gain (loss) on:
Investments	839,614	(809,346)
Foreign currency translation	(404,117)	28,815
Futures contracts	(107,782)	(553,034)
Net change in unrealized appreciation (depreciation) on:
Investments	21,239,469	(137,243,537)
Foreign currency translation	(12,808)	1,484,138
Futures contracts	(166,601)	(469,638)
Net increase (decrease) in net assets resulting from operations	44,542,413	(60,468,093)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income — Class I	(6,765,266)	(58,047,604)
From net investment income — Class M	(917,834)	(9,933,495)
From return of capital — Class I	—	(465,511)
From return of capital — Class M	—	(94,533)
Total distributions	(7,683,100)	(68,541,143)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	227,237,799	150,479,799
Proceeds from shares sold — Class M	23,385,727	77,925,919
Proceeds from shares issued in connection with acquisition — Class I(1)	—	840,282,373
Proceeds from shares issued in connection with acquisition — Class M(1)	—	191,342,870
Proceeds from shares issued to holders in reinvestment of dividends — Class I	4,976,647	49,730,670
Proceeds from shares issued to holders in reinvestment of dividends — Class M	745,280	7,868,999
Cost of shares redeemed — Class I	(366,689,443)	(455,848,475)
Cost of shares redeemed — Class M	(99,685,013)	(133,480,039)
Net increase (decrease) in net assets from capital share transactions	(210,029,003)	728,302,116
Total increase (decrease) in net assets	(173,169,690)	599,292,880

NET ASSETS:
Beginning of period	1,097,273,263	497,980,383
End of period	$924,103,573	$1,097,273,263

Accumulated net investment income (loss)	$2,166,943	$(13,304,595)

(1)	On December 5, 2016, the Stone Ridge High Yield Reinsurance Risk Premium Fund acquired the Stone Ridge Reinsurance Risk Premium Fund (see Note 1 of the Notes to the Financial Statements).

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Statement of Changes in Net Assets

	STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND		STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND		STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND
	PERIOD APRIL 30, 2018 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2017	PERIOD APRIL 30, 2018 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2017	PERIOD APRIL 30, 2018 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2017
OPERATIONS:
Net investment income (loss)	$(352,290)	$(2,997,793)	$(218,836)	$(1,210,148)	$9,273,259	$(156,589)
Net realized gain (loss) on:
Investments
Affiliated issuers (See Note 9)	—	—	—	—	(1,013,523)	1,449,814
Unaffiliated issuers	(79,763)	(82,320)	(29,339)	(29,917)	—	—
Capital gain distributions from affiliated mutual funds	—	—	—	—	18,613,667	7,269,248
Futures contracts	—	30,963	451,925	—	—	—
Written options	(8,230,014)	48,587,406	131,315	16,763,556	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(292,062)	(149,303)	(116,430)	(61,626)	(31,190,551)	18,483,464
Written options	(551,662)	(202,996)	(135,894)	(311,706)	—	—
Net increase (decrease) in net assets resulting from operations	(9,505,791)	45,185,957	82,741	15,150,159	(4,317,148)	27,045,937

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income — Class I	—	—	—	—	(7,614,744)	—
From net investment income — Class M	—	—	—	—	(1,471,531)	—
From net realized gain — Class I	(38,538,145)	(13,168,998)	(12,215,383)	(1,917,755)	(7,319,937)	(8,199,573)
From net realized gain — Class M	(6,669,788)	(2,964,813)	(1,583,476)	(239,501)	(1,468,058)	(1,517,138)
Total distributions	(45,207,933)	(16,133,811)	(13,798,859)	(2,157,256)	(17,874,270)	(9,716,711)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	33,980,800	57,909,083	14,951,339	9,890,019	9,953,729	22,200,014
Proceeds from shares sold — Class M	2,739,589	8,950,793	1,161,400	2,898,181	2,503,864	6,080,251
Proceeds from shares issued to holders in reinvestment of dividends — Class I	13,422,700	5,164,323	3,138,800	608,714	9,018,296	3,909,409
Proceeds from shares issued to holders in reinvestment of dividends — Class M	5,489,390	2,720,682	1,424,402	219,428	2,617,023	1,372,784
Cost of shares redeemed — Class I	(48,024,044)	(97,251,743)	(19,742,100)	(25,025,715)	(24,943,365)	(30,471,282)
Cost of shares redeemed — Class M	(11,461,573)	(32,982,450)	(2,678,875)	(3,329,890)	(7,578,492)	(4,570,557)
Net decrease in net assets from capital share transactions	(3,853,138)	(55,489,312)	(1,745,034)	(14,739,263)	(8,428,945)	(1,479,381)
Total increase (decrease) in net assets	(58,566,862)	(26,437,166)	(15,461,152)	(1,746,360)	(30,620,363)	15,849,845

NET ASSETS:
Beginning of period	352,788,043	379,225,209	126,540,917	128,287,277	229,415,878	213,566,033
End of period	$294,221,181	$352,788,043	$111,079,765	$126,540,917	$198,795,515	$229,415,878

Accumulated net investment income (loss)	$(352,290)	$—	$(218,836)	$—	$628,146	$441,161

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Statement of Changes in Net Assets

	STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND		STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND
	PERIOD APRIL 30, 2018 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2017	PERIOD APRIL 30, 2018 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2017
OPERATIONS:
Net investment gain (loss)	$(261,403)	$(1,121,202)	$2,041,828	$555,491
Net realized gain (loss) on:
Investments
Affiliated issuers (See Note 9)	—	—	24,662	201,600
Unaffiliated issuers	(8,102)	(6,272)	—	—
Capital gain distributions from affiliated mutual funds	—	—	1,879,835	723,353
Foreign currency translation	197,945	35,447	—	—
Futures contracts	(216,160)	23,151	—	—
Written options	(203,760)	11,960,666	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(94,850)	(23,995)	(4,524,948)	3,210,240
Foreign currency translation	(23,383)	(30,954)	—	—
Written options	144,134	193,550	—	—
Net increase (decrease) in net assets resulting from operations	(465,579)	11,030,391	(578,623)	4,690,684

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income — Class I	—	—	(1,918,383)	—
From net investment income — Class M	—	—	(433,032)	—
From net realized gain — Class I	(8,704,889)	(278,188)	(774,742)	(838,883)
From net realized gain — Class M	(879,088)	(69,955)	(179,363)	(177,433)
Total distributions	(9,583,977)	(348,143)	(3,305,520)	(1,016,316)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	19,840,061	5,729,365	2,334,631	6,302,390
Proceeds from shares sold — Class M	2,060,536	1,013,969	10	360,200
Proceeds from shares issued to holders in reinvestment of dividends — Class I	7,137,835	229,089	2,586,150	808,878
Proceeds from shares issued to holders in reinvestment of dividends — Class M	808,737	68,082	368,351	158,092
Cost of shares redeemed — Class I	(18,783,904)	(14,929,636)	(2,291,555)	(11,316,724)
Cost of shares redeemed — Class M	(13,523,264)	(2,942,784)	(303,793)	(1,052,174)
Net increase (decrease) in net assets from capital share transactions	(2,459,999)	(10,831,915)	2,693,794	(4,739,338)
Total decrease in net assets	(12,509,555)	(149,667)	(1,190,349)	(1,064,970)

NET ASSETS:
Beginning of period	96,664,061	96,813,728	39,699,941	40,764,911
End of period	$84,154,506	$96,664,061	$38,509,592	$39,699,941

Accumulated net investment income (loss)	$(261,403)	$—	$155,738	$465,325

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Statement of Cash Flows	For the Period Ended April 30, 2018 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$44,542,413
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized and unrealized gain:	(21,656,693)
Amortization and accretion of premium and discount	(1,401)
Changes in assets and liabilities:
Foreign currencies at broker	532,501
Collateral held at broker for futures	(9,818)
Interest receivable	1,230,115
Other assets	(262,943)
Payable to Adviser	(133,992)
Payable for investments purchased	4,073,000
Payable to Trustees	1,536
Payable to Custodian	(2,482)
Accrued distribution fees	(10,036)
Payable for Chief Compliance Officer compensation	(1,358)
Other accrued expenses	(208,026)
Purchases of investments	(103,333,162)
Proceeds from sale of investments	326,026,920
Net purchases and sales of short-term investments	(25,202,674)
Net cash provided by operating activities	225,583,900
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	250,206,864
Payment on shares redeemed	(466,329,591)
Cash distributions to shareholders	(1,961,173)
Loan withdrawals	98,500,000
Loan paydowns	(106,000,000)
Net cash used in financing activities	(225,583,900)
Net increase in cash	—
Cash, beginning of period	—
Cash, end of period	$—

SUPPLEMENTAL DISCLOSURES OF CASH FLOW AND NON-CASH INFORMATION:
Reinvested distributions	$5,721,927
Cash paid for interest on loans outstanding	$143,592

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

[Intentionally Left Blank]

Financial Highlights

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(2)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2018 (Unaudited)	$9.14	0.23	0.16	0.39
Year Ended October 31, 2017	$10.50	0.67	(1.13)	(0.46)
Year Ended October 31, 2016	$10.38	0.58	0.09	0.67
Year Ended October 31, 2015	$10.75	0.59	(0.08)	0.51
Year Ended October 31, 2014	$10.41	0.58	0.37	0.95
Period Ended October 31, 2013(1)	$10.00	0.20	0.35	0.55
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2018 (Unaudited)	$9.13	0.22	0.17	0.39
Year Ended October 31, 2017	$10.49	0.66	(1.13)	(0.47)
Year Ended October 31, 2016	$10.38	0.57	0.08	0.65
Year Ended October 31, 2015	$10.75	0.55	(0.06)	0.49
Year Ended October 31, 2014	$10.41	0.56	0.37	0.93
Period Ended October 31, 2013(1)	$10.00	0.18	0.36	0.54
(1)	The Fund commenced operations on February 1, 2013.
(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(6)	Includes borrowing and investment-related expenses not covered by the Funds’ expense limitation agreement. See Note 4.
(7)	Includes less than $0.01 per share of return of capital.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Financial Highlights

							SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Total Distributions		Net Asset Value, End of Period	Total Return(5)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

(0.03)	—	(0.03)		$9.50	4.77	%(3)	$806,297	1.73	%(4)(6)	1.68	%(4)(6)	4.81	%(4)(6)	4.86	%(4)(6)	10.83	%(3)
(0.90)	—	(0.90	)(7)	$9.14	(4.85%)		$910,525	1.81	%(6)	1.77	%(6)	6.78	%(6)	6.82	%(6)	29.74%
(0.55)	—	(0.55)		$10.50	6.82%		$434,269	1.68	%(6)	N/A		5.70	%(6)	N/A		20.32%
(0.88)	—	(0.88)		$10.38	5.06%		$436,523	1.69%		N/A		5.76%		N/A		11.64%
(0.61)	—	(0.61)		$10.75	9.44%		$259,515	1.78%		1.80%		5.58%		5.56%		15.79%
(0.14)	—	(0.14)		$10.41	5.58	%(3)	$145,995	1.95	%(4)	1.94	%(4)	2.66	%(4)	2.67	%(4)	12.82	%(3)

(0.02)	—	(0.02)		$9.50	4.74	%(3)	$117,806	1.88	%(4)(6)	1.83	%(4)(6)	4.72	%(4)(6)	4.77	%(4)(6)	10.83	%(3)
(0.89)	—	(0.89	)(7)	$9.13	(5.01%)		$186,748	1.96	%(6)	1.91	%(6)	6.60	%(6)	6.65	%(6)	29.74%
(0.54)	—	(0.54)		$10.49	6.60%		$63,712	1.83	%(6)	N/A		5.60	%(6)	N/A		20.32%
(0.86)	—	(0.86)		$10.38	4.90%		$59,139	1.84%		N/A		5.46%		N/A		11.64%
(0.59)	—	(0.59)		$10.75	9.33%		$72,995	1.93%		1.95%		5.42%		5.40%		15.79%
(0.13)	—	(0.13)		$10.41	5.43	%(3)	$61,234	2.11	%(4)	2.10	%(4)	2.47	%(4)	2.48	%(4)	12.82	%(3)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Financial Highlights

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(3)		Net Realized and Unrealized Gains (Losses)		Total from Investment Operations
STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2018 (Unaudited)	$11.49	(0.01)		(0.29)		(0.30)
Year Ended October 31, 2017	$10.58	(0.08)		1.45		1.37
Year Ended October 31, 2016	$10.89	(0.12)		0.40		0.28
Year Ended October 31, 2015	$10.50	(0.14)		0.79		0.65
Year Ended October 31, 2014	$10.48	(0.14)		0.94		0.80
Period Ended October 31, 2013(1)	$10.00	(0.07)		0.80		0.73
STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2018 (Unaudited)	$11.40	(0.01)		(0.29)		(0.30)
Year Ended October 31, 2017	$10.52	(0.10)		1.44		1.34
Year Ended October 31, 2016	$10.84	(0.13)		0.40		0.27
Year Ended October 31, 2015	$10.47	(0.15)		0.78		0.63
Year Ended October 31, 2014	$10.47	(0.15)		0.93		0.78
Period Ended October 31, 2013(1)	$10.00	(0.07)		0.79		0.72
STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2018 (Unaudited)	$11.16	(0.02)		0.03		0.01
Year Ended October 31, 2017	$10.09	(0.10)		1.34		1.24
Year Ended October 31, 2016	$10.46	(0.13)		0.16		0.03
Year Ended October 31, 2015	$10.04	(0.15)		0.67		0.52
Year Ended October 31, 2014	$10.65	(0.16)		0.45		0.29
Period Ended October 31, 2013(1)	$10.00	(0.09)		0.99		0.90
STONE RIDGE U.S. SMALL CAP VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2018 (Unaudited)	$11.08	(0.03)		0.02		(0.01)
Year Ended October 31, 2017	$10.03	(0.12)		1.34		1.22
Year Ended October 31, 2016	$10.42	(0.14)		0.15		0.01
Year Ended October 31, 2015	$10.01	(0.17)		0.68		0.51
Year Ended October 31, 2014	$10.64	(0.17)		0.44		0.27
Period Ended October 31, 2013(1)	$10.00	(0.10)		0.99		0.89
STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND—CLASS I
Period Ended April 30, 2018 (Unaudited)	$11.60	0.47	(4)	(0.70	)(4)	(0.23	)(4)
Year Ended October 31, 2017	$10.74	(0.00	)(4)	1.35	(4)	1.35	(4)
Year Ended October 31, 2016	$10.69	(0.01	)(4)	0.20	(4)	0.19	(4)
Year Ended October 31, 2015	$10.50	0.10	(4)	0.48	(4)	0.58	(4)
Year Ended October 31, 2014	$10.40	0.51	(4)	0.10	(4)	0.61	(4)
Period Ended October 31, 2013(2)	$10.00	0.24	(4)	0.39	(4)	0.63	(4)
STONE RIDGE U.S. VARIANCE RISK PREMIUM MASTER FUND—CLASS M
Period Ended April 30, 2018 (Unaudited)	$11.54	0.45	(4)	(0.68	)(4)	(0.23	)(4)
Year Ended October 31, 2017	$10.71	(0.02	)(4)	1.34	(4)	1.32	(4)
Year Ended October 31, 2016	$10.67	(0.03	)(4)	0.21	(4)	0.18	(4)
Year Ended October 31, 2015	$10.50	0.10	(4)	0.46	(4)	0.56	(4)
Year Ended October 31, 2014	$10.40	0.51	(4)	0.09	(4)	0.60	(4)
Period Ended October 31, 2013(2)	$10.00	0.24	(4)	0.39	(4)	0.63	(4)
(1)	The Fund commenced operations on May 1, 2013.
(2)	The Fund commenced operations on May 22, 2013.
(3)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(4)	Per share amounts only include income and expenses of the Stone Ridge U.S. Variance Risk Premium Master Fund which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.
(5)	Not annualized.
(6)	Annualized.
(7)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(8)	Includes borrowing and investment-related expenses not covered by the Funds’ expense limitation agreement. See Note 4.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Financial Highlights

							SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(7)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

—	(1.49)	—	(1.49)	$9.70	(3.24	%)(5)	$254,152	1.57	%(6)	1.61	%(6)	(0.16	%)(6)	(0.20	%)(6)	0.00	%(5)
—	(0.46)	—	(0.46)	$11.49	13.34%		$301,447	1.55%		1.53%		(0.84%)		(0.82%)		0.00%
—	(0.59)	—	(0.59)	$10.58	2.75%		$311,317	1.46	%(8)	N/A		(1.12	%)(8)	N/A		6.12%
—	(0.26)	—	(0.26)	$10.89	6.33%		$285,403	1.54%		N/A		(1.28%)		N/A		10.14%
—	(0.78)	—	(0.78)	$10.50	7.95%		$305,504	1.62%		1.64%		(1.27%)		(1.29%)		97.63%
—	(0.25)	—	(0.25)	$10.48	7.35	%(5)	$264,883	1.65	%(6)	1.59	%(6)	(1.42	%)(6)	(1.36	%)(6)	56.76	%(5)

—	(1.49)	—	(1.49)	$9.61	(3.27	%)(5)	$40,069	1.72	%(6)	1.76	%(6)	(0.31	%)(6)	(0.35	%)(6)	0.00	%(5)
—	(0.46)	—	(0.46)	$11.40	13.13%		$51,341	1.68%		1.67%		(0.98%)		(0.97%)		0.00%
—	(0.59)	—	(0.59)	$10.52	2.67%		$67,909	1.61	%(8)	N/A		(1.27	%)(8)	N/A		6.12%
—	(0.26)	—	(0.26)	$10.84	6.15%		$93,347	1.69%		N/A		(1.43%)		N/A		10.14%
—	(0.78)	—	(0.78)	$10.47	7.76%		$113,345	1.77%		1.79%		(1.42%)		(1.44%)		97.63%
—	(0.25)	—	(0.25)	$10.47	7.25	%(5)	$97,381	1.80	%(6)	1.74	%(6)	(1.57	%)(6)	(1.51	%)(6)	56.76	%(5)

—	(1.22)	—	(1.22)	$9.95	(0.05	%)(5)	$98,286	1.87	%(6)	1.75	%(6)	(0.47	%)(6)	(0.35	%)(6)	0.00	%(5)
—	(0.17)	—	(0.17)	$11.16	12.39%		$112,063	1.77%		1.64%		(1.05%)		(0.92%)		0.00%
—	(0.40)	—	(0.40)	$10.09	0.31%		$114,980	1.55	%(8)	1.56	%(8)	(1.28	%)(8)	(1.29	%)(8)	0.00%
—	(0.10)	—	(0.10)	$10.46	5.23%		$113,269	1.56%		1.55%		(1.50%)		(1.49%)		0.00%
—	(0.75)	(0.15)	(0.90)	$10.04	2.85%		$115,717	1.60%		1.62%		(1.54%)		(1.56%)		34.92%
—	(0.25)	—	(0.25)	$10.65	9.09	%(5)	$100,579	1.80	%(6)	1.75	%(6)	(1.76	%)(6)	(1.71	%)(6)	33.66	%(5)

—	(1.22)	—	(1.22)	$9.85	(0.24	%)(5)	$12,794	2.02	%(6)	1.90	%(6)	(0.62	%)(6)	(0.50	%)(6)	0.00	%(5)
—	(0.17)	—	(0.17)	$11.08	12.26%		$14,478	1.93%		1.81%		(1.21%)		(1.09%)		0.00%
—	(0.40)	—	(0.40)	$10.03	0.11%		$13,307	1.70	%(8)	1.71	%(8)	(1.44	%)(8)	(1.45	%)(8)	0.00%
—	(0.10)	—	(0.10)	$10.42	5.15%		$17,024	1.71%		1.70%		(1.65%)		(1.64%)		0.00%
—	(0.75)	(0.15)	(0.90)	$10.01	2.65%		$13,925	1.75%		1.77%		(1.69%)		(1.71%)		34.92%
—	(0.25)	—	(0.25)	$10.64	8.99	%(5)	$13,246	1.95	%(6)	1.90	%(6)	(1.91	%)(6)	(1.86	%)(6)	33.66	%(5)

(0.46)	(0.45)	—	(0.91)	$10.46	(2.23	%)(5)	$166,673	0.09	%(6)	N/A		8.70	%(6)	N/A		14.72	%(5)
—	(0.49)	—	(0.49)	$11.60	12.94%		$191,063	0.08%		N/A		(0.05%)		N/A		11.30%
—	(0.14)	—	(0.14)	$10.74	1.81%		$180,870	0.11%		N/A		(0.11%)		N/A		16.43%
(0.10)	(0.29)	—	(0.39)	$10.69	5.81%		$145,606	0.13%		N/A		0.98%		N/A		16.83%
(0.51)	—	—	(0.51)	$10.50	6.02%		$164,687	0.13%		N/A		4.91%		N/A		6.46%
(0.23)	—	—	(0.23)	$10.40	6.42	%(5)	$146,296	0.26	%(6)	N/A		5.29	%(6)	N/A		0.62	%(5)

(0.45)	(0.45)	—	(0.90)	$10.41	(2.30	%)(5)	$32,123	0.24	%(6)	N/A		8.29	%(6)	N/A		14.72	%(5)
—	(0.49)	—	(0.49)	$11.54	12.69%		$38,353	0.23%		N/A		(0.20%)		N/A		11.30%
—	(0.14)	—	(0.14)	$10.71	1.72%		$32,696	0.26%		N/A		(0.26%)		N/A		16.43%
(0.10)	(0.29)	—	(0.39)	$10.67	5.57%		$52,988	0.27%		N/A		1.02%		N/A		16.83%
(0.50)	—	—	(0.50)	$10.50	5.88%		$108,003	0.28%		N/A		4.82%		N/A		6.46%
(0.23)	—	—	(0.23)	$10.40	6.36	%(5)	$80,018	0.41	%(6)	N/A		5.37	%(6)	N/A		0.62	%(5)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Financial Highlights

	PER SHARE DATA:
	Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(3)		Net Realized and Unrealized Gains (Losses)		Total from Investment Operations
STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND—CLASS I
Period Ended April 30, 2018 (Unaudited)	$10.83	(0.03)		0.00		(0.03)
Year Ended October 31, 2017	$9.68	(0.11)		1.30		1.19
Year Ended October 31, 2016	$9.93	(0.16)		0.07		(0.09)
Year Ended October 31, 2015	$9.70	(0.19)		0.52		0.33
Period Ended October 31, 2014(1)	$10.00	(0.12)		0.17		0.05	(5)
STONE RIDGE INTERNATIONAL DEVELOPED MARKETS VARIANCE RISK PREMIUM FUND—CLASS M
Period Ended April 30, 2018 (Unaudited)	$10.77	(0.04)		0.01		(0.03)
Year Ended October 31, 2017	$9.65	(0.13)		1.29		1.16
Year Ended October 31, 2016	$9.91	(0.17)		0.07		(0.10)
Year Ended October 31, 2015	$9.69	(0.20)		0.52		0.32
Period Ended October 31, 2014(1)	$10.00	(0.13)		0.17		0.04	(5)
STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND—CLASS I
Period Ended April 30, 2018 (Unaudited)	$10.95	0.53	(4)	(0.67	)(4)	(0.14	)(4)
Year Ended October 31, 2017	$10.01	0.14	(4)	1.05	(4)	1.19	(4)
Year Ended October 31, 2016	$10.07	(0.02	)(4)	0.11	(4)	0.09	(4)
Period Ended October 31, 2015(2)	$10.00	0.04	(4)	0.08	(4)	0.12	(4)(5)
STONE RIDGE GLOBAL EQUITY VARIANCE RISK PREMIUM MASTER FUND—CLASS M
Period Ended April 30, 2018 (Unaudited)	$10.91	0.54	(4)	(0.70	)(4)	(0.16	)(4)
Year Ended October 31, 2017	$9.98	0.13	(4)	1.05	(4)	1.18	(4)
Year Ended October 31, 2016	$10.06	(0.04	)(4)	0.11	(4)	0.07	(4)
Period Ended October 31, 2015(2)	$10.00	(0.01	)(4)	0.11	(4)	0.10	(4)
(1)	The Fund commenced operations on February 11, 2014.
(2)	The Fund commenced operations on November 14, 2014.
(3)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(4)	Per share amounts only include income and expenses of the Stone Ridge Global Equity Variance Risk Premium Master Fund which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.
(5)	Includes redemption fees of less than $0.01 per share.
(6)	Not annualized.
(7)	Annualized.
(8)	Total Return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
(9)	Includes borrowing and investment-related expenses not covered by the Funds’ expense limitation agreement. See Note 4.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Financial Highlights

							SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(8)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)		Portfolio Turnover Rate

—	(1.24)	—	(1.24)	$9.56	(0.32	%)(6)	$75,914	2.33	%(7)(9)	2.03	%(7)(9)	(0.89	%)(7)(9)	(0.59	%)(7)(9)	0.00	%(6)
—	(0.04)	—	(0.04)	$10.83	12.28%		$76,774	2.06	%(9)	1.86	%(9)	(1.34	%)(9)	(1.14	%)(9)	0.00%
—	(0.16)	—	(0.16)	$9.68	(0.89%)		$77,284	1.81	%(9)	1.90	%(9)	(1.57	%)(9)	(1.66	%)(9)	115.09%
—	(0.10)	—	(0.10)	$9.93	3.40%		$90,449	1.83	%(9)	1.96	%(9)	(1.77	%)(9)	(1.90	%)(9)	107.43%
—	(0.19)	(0.16)	(0.35)	$9.70	0.47	%(6)	$59,551	2.16	%(7)	1.75	%(7)	(2.12	%)(7)	(1.71	%)(7)	70.35	%(6)

—	(1.24)	—	(1.24)	$9.50	(0.32	%)(6)	$8,240	2.49	%(7)(9)	2.16	%(7)(9)	(1.13	%)(7)(9)	(0.80	%)(7)(9)	0.00	%(6)
—	(0.04)	—	(0.04)	$10.77	12.01%		$19,890	2.21	%(9)	2.01	%(9)	(1.49	%)(9)	(1.29	%)(9)	0.00%
—	(0.16)	—	(0.16)	$9.65	(0.99%)		$19,530	1.96	%(9)	2.05	%(9)	(1.72	%)(9)	(1.81	%)(9)	115.09%
—	(0.10)	—	(0.10)	$9.91	3.30%		$21,082	1.98	%(9)	2.11	%(9)	(1.92	%)(9)	(2.05	%)(9)	107.43%
—	(0.19)	(0.16)	(0.35)	$9.69	0.36	%(6)	$18,795	2.35	%(7)	1.90	%(7)	(2.31	%)(7)	(1.86	%)(7)	70.35	%(6)

(0.66)	(0.26)	—	(0.92)	$9.89	(1.42	%)(6)	$31,694	0.36	%(7)	0.25	%(7)	10.47	%(7)	10.58	%(7)	21.28	%(6)
—	(0.25)	—	(0.25)	$10.95	12.17%		$32,230	0.35%		0.25%		1.28%		1.38%		9.10%
—	(0.15)	—	(0.15)	$10.01	0.92%		$33,414	0.39%		0.25%		(0.39%)		(0.25%)		21.71%
(0.05)	—	—	(0.05)	$10.07	1.17	%(6)	$38,899	0.47	%(7)	0.25	%(7)	0.21	%(7)	0.43	%(7)	62.45	%(6)

(0.64)	(0.26)	—	(0.90)	$9.85	(1.58	%)(6)	$6,815	0.51	%(7)	0.40	%(7)	10.60	%(7)	10.71	%(7)	21.28	%(6)
—	(0.25)	—	(0.25)	$10.91	12.10%		$7,470	0.50%		0.40%		1.21%		1.31%		9.10%
—	(0.15)	—	(0.15)	$9.98	0.71%		$7,351	0.53%		0.40%		(0.53%)		(0.40%)		21.71%
(0.04)	—	—	(0.04)	$10.06	1.05	%(6)	$9,464	0.72	%(7)	0.40	%(7)	(0.42	%)(7)	(0.10	%)(7)	62.45	%(6)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Financial Statements	April 30, 2018 (Unaudited)

1. Organization

Stone Ridge Trust (the “Trust”) was organized as a Delaware statutory trust on September 28, 2012, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company issuing shares in multiple series, each series representing a distinct portfolio with its own investment objectives and policies. As of April 30, 2018, Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Fund”), the Stone Ridge U.S. Large Cap Variance Risk Premium Fund (the “U.S. Large Cap VRP Fund”), the Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap VRP Fund”, together with the U.S. Large Cap VRP Fund, the “U.S. VRP Funds”), the Stone Ridge U.S. Variance Risk Premium Master Fund (the “U.S. VRP Master Fund”, together with the U.S. VRP Funds, the “U.S. VRP Portfolio of Funds”), the Stone Ridge International Developed Markets Variance Risk Premium Fund (the “International Developed Markets VRP Fund”) and the Stone Ridge Global Equity Variance Risk Premium Master Fund (the “Global Equity VRP Master Fund”, together with the International Developed Markets VRP Fund, the “International VRP Portfolio of Funds”) (collectively, the “Funds”) were each series of the Trust. Each of the Funds except the High Yield Fund is diversified. The High Yield Fund is non-diversified. The High Yield Fund commenced operations on February 1, 2013. The U.S. VRP Funds commenced operations on May 1, 2013. The U.S. VRP Master Fund commenced operations on May 22, 2013. The International Developed Markets VRP Fund commenced operations on February 11, 2014. The Global Equity VRP Master Fund commenced operations on November 14, 2014. Each Fund offers two classes of shares to investors: Class I shares, with no front-end or back-end sales charges, and no 12b-1 fees; and Class M Shares, with no front-end or back-end sales charges, and a 0.15% 12b-1 fee. The High Yield Fund, the U.S. VRP Funds, and the U.S. VRP Master Fund do not charge redemption fees. The International VRP Portfolio of Funds did charge redemption fees, but the redemption fees were discontinued effective February 28, 2015. There are an unlimited number of authorized shares.

On December 5, 2016, the High Yield Fund Class M and Class I acquired all the net assets of the Stone Ridge Reinsurance Risk Premium Fund (the “Reinsurance Fund”) Class M and Class I, respectively, pursuant to a Plan of Reorganization approved by the Board of Trustees. The acquisition was accomplished by a tax-free exchange of 19,117,178 and 83,958,774 shares of Class M and Class I, respectively of the High Yield Fund (valued at $191,342,870 and $840,282,373 for Class M and Class I, respectively) for all (19,341,143 and 84,937,288 shares, respectively) of Class M and Class I of the Reinsurance Fund on December 5, 2016.

The investment objective of the High Yield Fund is to seek a high level of total return consisting of income and preservation of capital. The High Yield Fund pursues its investment objective by investing primarily in reinsurance-related securities, including event-linked bonds, preference shares or participation notes issued in connection with quota shares (“Quota Share Notes”), preference shares or participation notes issued in connection with excess-of-loss, stop-loss or other non-proportional reinsurance (“Excess of Loss Notes”), preference shares or participation notes issued in connection with industry loss warranties (“ILW Notes”) and, to a lesser extent, event-linked swaps, equity securities (publicly or privately offered) and the derivatives of equity securities of companies in the reinsurance and insurance industry (collectively, “reinsurance-related securities”). The investment objective of each of the U.S. VRP Portfolio of Funds is to seek capital appreciation. The U.S. Large Cap VRP Fund typically pursues its investment objective by writing (selling) call and put options related to U.S. large-cap securities. The U.S. Small Cap VRP Fund typically pursues its investment objective by writing (selling) call and put options related to U.S. small-cap securities. The U.S. VRP Master Fund seeks to achieve its investment objective by investing in the U.S. VRP Funds. The investment objective of each of the International VRP Portfolio of Funds is to seek capital appreciation. The International Developed Markets VRP Fund typically pursues its objective by writing (selling) call and put options related to developed markets securities. The Global Equity VRP Master Fund seeks to achieve its investment objective by investing in the International Developed Markets VRP Fund and the U.S. VRP Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services–Investment Companies.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Financial Statements	April 30, 2018 (Unaudited)

a) Investment Valuation and Fair Value Measurement The Board of Trustees (“Board”) has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee comprised of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities (including participation notes and preference shares) for which at least one independent market-maker or two independent brokers regularly provide firm bids, the Adviser Valuation Committee will engage an independent data delivery vendor to obtain and average firm bids from at least two independent brokers or to obtain at least one firm bid from an independent market maker to generate a price for each security and the independent data delivery vendor will provide this pricing data to the Administrator. If an independent data delivery vendor is not available or prices cannot be obtained from such a vendor, then the Adviser Valuation Committee shall obtain the bids from the independent broker(s) or market maker(s) and use them to generate a price for each security, consistent with the foregoing. If the security cannot be valued as described above, but at least one independent broker will provide a firm bid or at least one independent broker or one independent market maker will provide an indicative price, then the Adviser Valuation Committee will use the indicative price or firm bid (or the average thereof, if multiple such prices) as the price of the security; provided that the Adviser Valuation Committee determines the indicative price or firm bid represents the fair value of the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Funds’ investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Financial Statements	April 30, 2018 (Unaudited)

valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Funds determine fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers, insurance companies, reinsurance companies or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.

A substantial portion of the Funds’ investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Funds adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Financial Statements	April 30, 2018 (Unaudited)

Transfers between levels are recognized at the end of the reporting period. There were transfers between level 2 and 3 during the reporting period. The transfers from level 3 to level 2 occurred because broker quotes became available for securities that the Adviser Valuation Committee had previously fair valued. The following table summarizes the inputs used to value the Funds’ investments as of April 30, 2018:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
High Yield Fund
Assets
Event-Linked Bonds
China	$—	$—	$2,061,527	$2,061,527
Global	—	237,548,552	24,804,634	262,353,186
Japan	—	46,521,635	—	46,521,635
Turkey	—	3,263,975	—	3,263,975
United States	—	425,544,262	20,130,177	445,674,439
Total Event-Linked Bonds	—	712,878,424	46,996,338	759,874,762
Participation Notes (1)	—	—	41,942,268	41,942,268
Preference Shares (1)	—	—	94,762,592	94,762,592
Money Market Funds	28,042,728	—	—	28,042,728

Total Assets	$28,042,728	$712,878,424	$183,701,198	$924,622,350
Other Financial Instruments*
Unrealized appreciation on futures	$632,912	$—	$—	$632,912

Total	$632,912	$—	$—	$632,912

U.S. Large Cap VRP Fund
Assets
Money Market Funds	$423,226	$—	$—	$423,226
U.S. Treasury Bills	—	297,351,015	—	297,351,015

Total Assets	$423,226	$297,351,015	$—	$297,774,241
Liabilities
Written Options	$(818,540)	$(1,727,455)	$—	$(2,545,995)

Total Liabilities	$(818,540)	$(1,727,455)	$—	$(2,545,995)

U.S. Small Cap VRP Fund (2)
Assets
Money Market Funds	$295,068	$—	$—	$295,068
U.S. Treasury Bills		112,020,085	—	112,020,085

Total Assets	$295,068	$112,020,085	$—	$112,315,153
Liabilities
Written Options	$—	$(986,805)	$—	$(986,805)

Total Liabilities	$—	$(986,805)	$—	$(986,805)

U.S. VRP Master Fund (2)
Assets
Investment Companies—Open End	$198,502,675	$—	$—	$198,502,675
Money Market Funds	345,691	—	—	345,691

Total Assets	$198,848,366	$—	$—	$198,848,366

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Financial Statements	April 30, 2018 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
International Developed Markets VRP Fund (2)
Assets
Money Market Funds	$3,844,956	$—	$—	$3,844,956
U.S. Treasury Bills	—	80,636,774	—	80,636,774

Total Assets	$3,844,956	$80,636,774	$—	$84,481,730
Liabilities
Written Options	$(373,698)	$(109,178)	$—	$(482,876)

Total Liabilities	$(373,698)	$(109,178)	$—	$(482,876)

Global Equity VRP Master Fund (2)
Assets
Investment Companies—Open End	$38,217,914	$—	$—	$38,217,914
Money Market Funds	292,693	—	—	292,693

Total Assets	$38,510,607	$—	$—	$38,510,607

*	Other financial instruments are derivatives, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Funds’ Schedules of Investments.
(2)	The Funds measure Level 3 activity as of the beginning and end of each financial reporting period. For the period ended April 30, 2018, the Funds did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, reconciliations of assets and liabilities in which significant unobservable inputs (Level 3 securities) were used in determining fair value are not applicable.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended April 30, 2018:

	HIGH YIELD FUND			U.S. LARGE CAP VRP FUND
	EVENT- LINKED BONDS	PARTICIPATION NOTES	PREFERENCE SHARES	CONTINGENT VALUE RIGHTS
Beginning Balance—November 1, 2017	$53,458,762	$39,206,523	$101,348,800	$5,744
Acquisitions	4,000,000	28,011,522	—	—
Dispositions	(7,561,814)	(25,859,940)	—	(5,058)
Realized gains	31,678	4,662,797	—	5,058
Return of capital	—	—	(851,991)	—
Change in unrealized appreciation (depreciation)	(819,712)	(4,078,634)	(5,734,217)	(5,744)
Transfers in/(out) of Level 3	(2,112,576)	—	—	—
Ending Balance—April 30, 2018	$46,996,338	$41,942,268	$94,762,592	$—

As of April 30, 2018, the change in unrealized appreciation (depreciation) on positions still held in the High Yield Fund was $(819,713) for Event-Linked Bonds, $835,153 for Participation Notes, and $(5,734,217) for Preference Shares.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes and preference shares are monitored daily for significant events that could affect the value of the instruments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Financial Statements	April 30, 2018 (Unaudited)

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2018.

High Yield Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 4/30/18	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Participation Notes	Financial Services	$13,927,945	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.7MM-$8.1MM $3.6MM-$4.7MM	$6.2MM $4.6MM

Preference Shares	Financial Services	$72,826,257	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$9.4MM $0.6MM-$7.7MM	$3.3MM $4.5MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were priced using an indicative bid and have a value equal to $46,996,338 for Event-Linked Bonds, $28,014,323 for Participation Notes and $21,936,335 for Preference Shares.

Derivative Transactions — The High Yield Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund and International Developed Markets VRP Fund engaged in derivatives for hedging and speculative purposes during the period ended April 30, 2018. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund and International Developed Markets VRP Fund also engaged in derivatives to generate income from premiums. The use of derivatives included options and futures.

Futures Contracts — The High Yield Fund, U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, and International Developed Markets VRP Fund may purchase and sell futures contracts. The High Yield Fund, U.S. Small Cap VRP Fund, and International Developed Markets VRP Fund held futures contracts during the period ended April 30, 2018. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, and International Developed Markets VRP Fund use futures contracts to maintain appropriate equity market exposure. The High Yield Fund uses futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, a Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of futures contracts during the period ended April 30, 2018, was as follows:

	HIGH YIELD FUND	U.S. SMALL CAP VRP FUND	INTERNATIONAL DEVELOPED MARKETS VRP FUND
Total short futures contracts	$29,186,577	$0	$0

Options — The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The U.S. Large Cap VRP Fund, U.S. Small Cap VRP Fund, and International Developed Markets VRP Fund wrote call or put options during the period ended April 30, 2018. The U.S. VRP Funds and the International Developed Markets VRP Fund write put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Funds since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As the writer of a call option, the Funds have the obligation to sell

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Financial Statements	April 30, 2018 (Unaudited)

the security at the exercise price during the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Funds pay when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market values of written options for the period ended April 30, 2018, were as follows:

	U.S. LARGE CAP VRP FUND	U.S. SMALL CAP VRP FUND	INTERNATIONAL DEVELOPED MARKETS VRP FUND
Written Options	$1,831,860	$1,181,752	$854,819

The tables below reflect the values of derivative assets and liabilities as reflected in the Statement of Assets and Liabilities.

	ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
High Yield Fund
Futures
Foreign exchange contracts	Net assets—Unrealized appreciation*	$599,010
Interest rate contracts	Net assets—Unrealized appreciation*	$33,902

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Schedule of Investments.

	LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
U.S. Large Cap VRP Fund
Options
Equity contracts	Written options, at fair value	2,545,995

U.S. Small Cap VRP Fund
Options
Equity contracts	Written options, at fair value	986,805

International Developed Markets VRP Fund
Options
Equity contracts	Written options, at fair value	482,876

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Financial Statements	April 30, 2018 (Unaudited)

The tables below reflect the effect of derivative instruments on the Statement of Operations for the period ended April 30, 2018.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	WRITTEN OPTIONS	TOTAL
High Yield Fund
Foreign exchange contracts	$(327,875)	$—	$(327,875)
Interest rate contracts	220,093	—	220,093

U.S. Large Cap VRP Fund
Equity contracts	—	(8,230,014)	(8,230,014)

U.S. Small Cap VRP Fund
Equity contracts	451,925	131,315	583,240

International Developed Markets VRP Fund
Equity contracts	(216,160)	(203,760)	(419,920)

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	WRITTEN OPTIONS	TOTAL
High Yield Fund
Foreign exchange contracts	$(132,593)	$—	$(132,593)
Interest rate contracts	(34,008)	—	(34,008)

U.S. Large Cap VRP Fund
Equity contracts	—	(551,662)	(551,662)

U.S. Small Cap VRP Fund
Equity contracts	—	(135,894)	(135,894)

International Developed Markets VRP Fund
Equity contracts	—	144,134	144,134

b) Offsetting on the Statement of Assets and Liabilities Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association (“ISDA”) agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

As of April 30, 2018 the Funds were not subject to any Master Netting Arrangements.

(c) Use of Estimates The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Indemnifications In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Financial Statements	April 30, 2018 (Unaudited)

(e) Federal Income Taxes The Funds intend to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Event-Linked Bonds Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) and/or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the High Yield Fund may lose all or a portion of its principal and forgo additional interest. In this regard, event-linked bonds typically have a special condition that states that if the sponsor suffers a loss from a particular pre-defined catastrophe or other event that results in physical and/or economic loss, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if the High Yield Fund holds a bond that covers a sponsor’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such sponsor, then the Fund will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the High Yield Fund will recover its principal plus interest. Interest typically accrues and is paid on a quarterly basis for the specified duration of the bond, as long as the trigger event(s) does not occur. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond, as long as the trigger event(s) does not occur. The High Yield Fund may invest in event-linked bonds directly or indirectly through certain derivative instruments. The High Yield Fund may pursue other types of event-linked derivative strategies using derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events may include hurricanes, earthquakes and weather-related phenomena, non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity.

(g) Quota Share Notes Investments in Quota Share Notes provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the High Yield Fund, as a holder of a Quota Share Note issued by the SPV, would be entitled to its pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

(h) Excess of Loss Notes Excess of Loss Notes provide exposure to a form of reinsurance pursuant to which one party (typically an insurer or reinsurer) purchases protection against losses that exceed a specified threshold up to a set limit. For example, under such an arrangement, an insurer may have a book of business with $6 billion of total risk in respect of large, catastrophic losses. The insurer can purchase per-occurrence excess-of-loss reinsurance protection from an SPV for 40% of single-event losses the insurer suffers between $4 billion and $5 billion by paying the SPV a fixed premium. In this example, if the insurer suffered a loss of $5 billion due to one event, it would cover the first $4 billion itself (the amount it retained) and file a reinsurance claim with the SPV to pay 40% of the further $1 billion in losses (i.e., $400 million) and pay the remaining $600 million itself. If the insurer had losses of $6 billion, it would cover the first $4 billion itself, look to the SPV to pay 40% of $1 billion (again paying the $600 million itself) and would further retain the obligation to pay the additional $1 billion that exceeds the reinsurance coverage. The “trigger” for this type of reinsurance contract would be losses in excess of the specified amount.

(i) ILW Notes ILW Notes provide exposure to a transaction through which one party (typically, an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophic event to the entire insurance industry rather than the losses of any particular insurer. For example, the buyer of a “$100 million limit U.S. Wind ILW attaching at $20 billion” will pay an upfront premium to a protection writer (i.e., the reinsurer or an SPV) and in return will receive $100 million if total losses to the insurance industry from a single U.S. hurricane exceed $20 billion. The industry loss ($20 billion in this case) is often referred to as the “trigger” and is reported by an independent third party after an event has occurred. The amount of protection offered by the contract ($100 million in this case) is referred to as the “limit.” ILW Notes could also provide exposure to transactions linked to an

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Financial Statements	April 30, 2018 (Unaudited)

index not linked to insurance industry losses, such as wind speed or earthquake magnitude and location. The High Yield Fund, as a holder of an ILW Note, would be entitled to a return linked to the premium paid by the sponsor and the occurrence or non-occurrence of the trigger event.

(j) Distributions to Shareholders The Funds intend to distribute to their shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Funds each may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(k) Foreign Securities and Currency Transactions The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The High Yield Fund may invest in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the High Yield Fund will normally invest a significant amount of its assets in non-U.S. entities. Accordingly, the High Yield Fund may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the High Yield Fund invests may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The High Yield Fund’s investments will consist primarily of event-linked bonds, Quota Share Notes, Excess of Loss Notes and ILW Notes that provide the High Yield Fund with contractual rights under the terms of the bond issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the United States. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the High Yield Fund’s investments in foreign securities. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the High Yield Fund’s assets.

The International Developed Markets VRP Fund invests primarily in foreign issued securities. Investments in foreign (non-U.S.) issuers involve risks not ordinarily associated with exposure to securities and instruments of U.S. issuers, including risks relating to political, social and economic developments affecting issuers located in foreign countries and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currency exchange rates and regulations, or foreign withholding taxes. Investing directly or indirectly in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that obtains exposure exclusively in securities of U.S. issuers.

If the Funds invest in foreign issuers by purchasing American Depositary Receipts (“ADRs”) (U.S. dollar-denominated depositary receipts issued generally by banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or over-the counter in the United States), the Funds are exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

(l) Allocation of Income, Expenses, Gains/Losses Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each fund are allocated daily to each share class based upon the ratio of net assets represented by each class as a percentage of the net assets of each fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated based on average net assets, with the exception of 12b-1 fees, which are expensed at 0.15% of average daily net assets of the Class M shares.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Financial Statements	April 30, 2018 (Unaudited)

(m) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(n) Restricted Securities The Funds may invest a substantial portion of their assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.

(o) REIT Distributions The character of distributions received from real estate investment trusts (“REITs”) held by the Funds is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made since the Funds intend to be taxed as Regulated Investment Companies and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to Regulated Investment Companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

For the year ended October 31, 2017, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)	ACCUMULATED NET REALIZED GAIN/(LOSS)	PAID IN CAPITAL
High Yield Fund	$(29,285,150)	$(25,560,669)	$54,845,819
U.S. Large Cap VRP Fund	2,997,793	(2,997,792)	(1)
U.S. Small Cap VRP Fund	2,607,657	(2,607,657)	—
U.S. VRP Master Fund	(65,617)	65,617	—
International Developed Markets VRP Fund	2,499,713	(2,499,713)	—
Global Equity VRP Master Fund	(4,114)	4,114	—

These differences primarily relate to treatment of foreign currency gains/(losses), investments in passive foreign investments (“PFICs”), investments in real estate investment trusts (“REITs”), net operating losses and tax-exempt mergers.

As of October 31, 2017, the components of accumulated earnings (losses) for income tax purposes were as follows:

	HIGH YIELD FUND	U.S. LARGE CAP VRP FUND	U.S. SMALL CAP VRP FUND	U.S. VRP MASTER FUND	INTERNATIONAL DEVELOPED MARKETS VRP FUND	GLOBAL EQUITY VRP MASTER FUND
Tax cost of investments	$1,196,330,440	$354,290,418	$127,415,675	$204,702,899	$97,058,229	$36,362,328
Unrealized appreciation	19,727,806	5,852	35	24,833,537	136,577	2,719,395
Unrealized depreciation	(115,593,312)	(113,992)	(56,487)	—	(91,691)	—
Net unrealized appreciation (depreciation)	(95,865,506)	(108,140)	(56,452)	24,833,537	44,886	2,719,395
Undistributed ordinary income	—	16,157,247	3,909,254	—	7,947,541	493,756
Undistributed long-term gains/(capital loss carryover)	(34,215,655)	29,050,399	9,889,520	8,745,269	1,636,391	922,634
Total distributable earnings	(34,215,655)	45,207,646	13,798,774	8,745,269	9,583,932	1,416,390
Other temporary differences	(6,723,209)	—	—	(164,483)	—	—
Total accumulated earnings (loss)	$(123,357,952)	$45,099,506	$13,742,322	$33,414,323	$9,628,818	$4,135,785

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Financial Statements	April 30, 2018 (Unaudited)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to mark-to-market adjustments on PFICs, wash sales, and return of capital from underlying investments.

The tax character of distributions paid during the year ended October 31, 2017 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
High Yield Fund	$67,981,099	$—	$560,044	$68,541,143
U.S. Large Cap VRP Fund	218,283	15,915,528	—	16,133,811
U.S. Small Cap VRP Fund	—	2,157,256	—	2,157,256
U.S. VRP Master Fund	—	9,716,711	—	9,716,711
International Developed Markets VRP Fund	—	348,143	—	348,143
Global Equity VRP Master Fund	—	1,016,316	—	1,016,316

Each of the Funds designates as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the fund related to net capital gain to zero for the tax year ended October 31, 2017.

The tax character of distributions paid during the year ended October 31, 2016 was as follows:
	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
High Yield Fund	$26,525,467	$—	$—	$26,525,467
U.S. Large Cap VRP Fund	—	20,542,349	—	20,542,349
U.S. Small Cap VRP Fund	—	5,009,156	—	5,009,156
U.S. VRP Master Fund	—	2,575,794	—	2,575,794
International Developed Markets VRP Fund	—	1,803,640	—	1,803,640
Global Equity VRP Master Fund	368,786	330,592	—	699,378

At October 31, 2017 certain Funds have tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
High Yield Fund	$(2,570,866)	$(31,644,789)	$(34,215,655)
U.S. Large Cap VRP Fund	—	—	—
U.S. Small Cap VRP Fund	—	—	—
U.S. VRP Master Fund	—	—	—
International Developed Markets VRP Fund	—	—	—
Global Equity VRP Master Fund	—	—	—

To the extent that the Funds listed above may realize future net capital gains, those gains will be offset by any of their unused respective capital loss carryforwards.

Pursuant to Federal income tax regulations applicable to Regulated Investment Companies, on October 31, 2017 the Funds elected to defer, on a tax basis, ordinary late-year losses incurred between January 1, 2017 and October 31, 2017. Consequently, these losses are deemed to arise on November 1, 2017 as follows:

High Yield Fund	$—
U.S. Large Cap VRP Fund	—
U.S. Small Cap VRP Fund	—
U.S. VRP Master Fund	164,484
International Developed Markets VRP Fund	—
Global Equity VRP Master Fund	—

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Financial Statements	April 30, 2018 (Unaudited)

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended October 31, 2017, or for any other tax years which are open for exam. As of October 31, 2017 open tax years include the periods ended October 31, 2015, 2016 and 2017. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

4. Agreements

(a) Investment Management Agreement The Adviser is the Funds’ investment adviser and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds.

As compensation for its services, the Adviser is paid by the High Yield Fund a fee, computed daily and paid monthly in arrears, at the annual rate of 1.50% of the Fund’s average daily net assets. As compensation for its services, the Adviser is paid by each of the U.S. VRP Funds and the International Developed Markets VRP Fund a fee, computed daily and paid monthly in arrears, at the annual rate of 1.25% of that Fund’s average daily net assets. The U.S. VRP Master Fund and the Global Equity VRP Master Fund do not pay an advisory fee to the Adviser.

Through February 28, 2019 for the High Yield Fund, U.S. VRP Funds, and the International VRP Portfolio of Funds, the Adviser has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of certain funds or classes thereof (excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Funds’ business) solely to the extent necessary to limit the Funds’ total annual fund operating expenses to 1.65% for Class I shares and 1.80% for Class M shares of the High Yield Fund, 1.75% for the Class I shares and 1.90% for the Class M shares of each of the U.S. VRP Funds and the International Developed Markets VRP Fund, and 0.25% for the Class I shares and 0.40% for the Class M shares of the Global Equity VRP Master Fund. With respect to each Fund, the Adviser is permitted to recoup in later periods expenses attributable to a Class that the Adviser has paid or otherwise borne (whether through reduction of its management fee or otherwise) to the extent that the expenses for the Class of shares fall below the annual limitation rate in effect at the time of the actual waiver/reimbursement and to the extent that they do not cause the Class to exceed the annual rate in effect at the time of the recoupment; provided, however, that the Adviser shall not be permitted to recoup any such fees or expenses beyond three years from the month end in which the Adviser reduced a fee or reimbursed an expense. As of April 30, 2018, the Adviser has waived and may recoup fees as follows:

FUND	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2018)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2019)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2020)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2021)
High Yield Fund	$—	$—	$487,916	$226,088
U.S. Large Cap VRP Fund	—	—	—	—
U.S. Small Cap VRP Fund	—	—	163,575	73,399
International Developed Markets VRP Fund	—	—	190,217	131,471
Global Equity VRP Master Fund	103,803	54,253	41,939	20,984

(b) Custodian, Administrator and Transfer Agent The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

(c) Distributor ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor.

5. Distribution Plan

Class M Shares of the Funds pay Rule 12b-1 fees to compensate financial intermediaries in connection with (i) personal and account maintenance services rendered to Class M shareholders (fees for such services, “servicing fees”) and/or (ii) activities or expenses primarily intended to result in the sale of Class M shares (fees for such services, if any,

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Financial Statements	April 30, 2018 (Unaudited)

“distribution fees”). Servicing fees and distribution fees may be paid pursuant to a Distribution Plan (“12b-1 Plan”) adopted by each Fund at the maximum annual rate of 0.15% of such Fund’s average daily net assets attributable to Class M. These fees are paid out of each Fund’s Class M shares’ assets on an ongoing basis and may be administered or facilitated by the Distributor. Because Rule 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The Distributor does not retain any portion of the distribution fees.

6. Related Parties

Certain officers of the Trust are also employees of the Adviser. The Officers, with the exception of a portion of the Chief Compliance Officer’s salary, are not compensated by the Trust.

7. Investment Transactions

For the period ended April 30, 2018, aggregate purchases and sales of securities (excluding short-term securities) by the Funds were as follows:

	HIGH YIELD FUND	U.S. LARGE CAP VRP FUND	U.S. SMALL CAP VRP FUND	U.S. VRP MASTER FUND	INTERNATIONAL DEVELOPED MARKETS VRP FUND	GLOBAL EQUITY VRP MASTER FUND
Purchases	$103,333,162	$—	$—	$33,450,000	$—	$12,050,000
Sales	325,174,930	5,058	—	31,950,000	—	8,224,546
U.S. Government Security Purchases	—	—	—	—	—	—
U.S. Government Security Sales	—	—	—	—	—	—

8. Capital Share Transactions

HIGH YIELD FUND - CLASS I	PERIOD ENDED APRIL 30, 2018	YEAR ENDED OCTOBER 31, 2017
Shares sold	24,362,806	15,250,613
Shares sold in connection with acquisition (1)	—	83,958,774
Shares issued to holders in reinvestment of dividends	534,124	4,998,356
Shares redeemed	(39,674,577)	(45,909,267)
Net increase (decrease) in shares	(14,777,647)	58,298,476
Shares outstanding:
Beginning of period	99,670,024	41,371,548
End of period	84,892,377	99,670,024

HIGH YIELD FUND - CLASS M
Shares sold	2,505,901	8,035,968
Shares sold in connection with acquisition (1)	—	19,117,178
Shares issued to holders in reinvestment of dividends	79,835	791,160
Shares redeemed	(10,636,400)	(13,564,849)
Net increase in shares	(8,050,664)	14,379,457
Shares outstanding:
Beginning of period	20,451,769	6,072,312
End of period	12,401,105	20,451,769

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Financial Statements	April 30, 2018 (Unaudited)

U.S. LARGE CAP VRP FUND - CLASS I	PERIOD ENDED APRIL 30, 2018	YEAR ENDED OCTOBER 31, 2017
Shares sold	3,342,304	5,287,944
Shares issued to holders in reinvestment of dividends	1,319,833	495,141
Shares redeemed	(4,691,277)	(8,980,504)
Net increase (decrease) in shares	(29,140)	(3,197,419)
Shares outstanding:
Beginning of period	26,232,874	29,430,293
End of period	26,203,734	26,232,874

U.S. LARGE CAP VRP FUND - CLASS M
Shares sold	264,607	833,402
Shares issued to holders in reinvestment of dividends	544,582	262,614
Shares redeemed	(1,140,462)	(3,051,519)
Net decrease in shares	(331,273)	(1,955,503)
Shares outstanding:
Beginning of period	4,502,009	6,457,512
End of period	4,170,736	4,502,009

U.S. SMALL CAP VRP FUND - CLASS I
Shares sold	1,478,173	930,764
Shares issued to holders in reinvestment of dividends	311,389	57,918
Shares redeemed	(1,949,106)	(2,344,514)
Net increase (decrease) in shares	(159,544)	(1,355,832)
Shares outstanding:
Beginning of period	10,041,885	11,397,717
End of period	9,882,341	10,041,885

U.S. SMALL CAP VRP FUND - CLASS M
Shares sold	115,540	275,897
Shares issued to holders in reinvestment of dividends	142,583	20,998
Shares redeemed	(266,961)	(316,542)
Net decrease in shares	(8,838)	(19,647)
Shares outstanding:
Beginning of period	1,307,074	1,326,721
End of period	1,298,236	1,307,074

U.S. VRP MASTER FUND - CLASS I
Shares sold	919,023	2,002,402
Shares issued to holders in reinvestment of dividends	834,255	366,049
Shares redeemed	(2,286,919)	(2,737,478)
Net increase (decrease) in shares	(533,641)	(369,027)
Shares outstanding:
Beginning of period	16,471,663	16,840,690
End of period	15,938,022	16,471,663

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Financial Statements	April 30, 2018 (Unaudited)

U.S. VRP MASTER FUND - CLASS M	PERIOD ENDED APRIL 30, 2018	YEAR ENDED OCTOBER 31, 2017
Shares sold	231,781	554,310
Shares issued to holders in reinvestment of dividends	242,992	129,021
Shares redeemed	(711,859)	(414,944)
Net increase (decrease) in shares	(237,086)	268,387
Shares outstanding:
Beginning of period	3,322,291	3,053,904
End of period	3,085,205	3,322,291

INTERNATIONAL DEVELOPED MARKETS VRP FUND - CLASS I
Shares sold	2,059,494	559,779
Shares issued to holders in reinvestment of dividends	745,077	23,305
Shares redeemed	(1,949,503)	(1,474,553)
Net decrease in shares	855,068	(891,469)
Shares outstanding:
Beginning of period	7,088,933	7,980,402
End of period	7,944,001	7,088,933

INTERNATIONAL DEVELOPED MARKETS VRP FUND - CLASS M
Shares sold	214,162	99,486
Shares issued to holders in reinvestment of dividends	84,951	6,954
Shares redeemed	(1,277,696)	(284,376)
Net decrease in shares	(978,583)	(177,936)
Shares outstanding:
Beginning of period	1,846,205	2,024,141
End of period	867,622	1,846,205

GLOBAL EQUITY VRP MASTER FUND - CLASS I
Shares sold	230,817	604,147
Shares issued to holders in reinvestment of dividends	256,817	80,968
Shares redeemed	(225,945)	(1,081,217)
Net decrease in shares	261,689	(396,102)
Shares outstanding:
Beginning of period	2,943,280	3,339,382
End of period	3,204,969	2,943,280

GLOBAL EQUITY VRP MASTER FUND - CLASS M
Shares sold	1	34,707
Shares issued to holders in reinvestment of dividends	36,688	15,872
Shares redeemed	(29,970)	(102,180)
Net decrease in shares	6,719	(51,601)
Shares outstanding:
Beginning of period	684,870	736,471
End of period	691,589	684,870

(1)	On December 5, 2016, the High Yield Fund acquired the Reinsurance Fund (see Note 1 of the Notes to the Financial Statements).

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Financial Statements	April 30, 2018 (Unaudited)

9. Transactions with Affiliates

The following issuers may be deemed to be affiliated with the Funds during the year ended April 30, 2018. As defined in Section (2)(a)(3) of the 1940 Act; such issuers are:

	U.S. VRP MASTER FUND
	U.S. LARGE CAP VRP FUND—CLASS I		U.S. SMALL CAP VRP FUND—CLASS I		TOTAL
November 1, 2017 Balance
Shares	13,282,348		6,863,133
Cost	$134,876,536		$68,896,464		$203,773,000
Additions
Shares	2,217,718		1,084,921
Cost	$22,500,000		$10,950,000
Reductions
Shares	1,859,954		1,295,432
Cost	$19,564,201		$13,399,321
April 30, 2018 Balance
Shares	13,640,112		6,652,622
Cost	$137,812,335		$66,447,142		$204,259,477
Value	$132,309,086		$66,193,589		$198,502,675
Dividend Income	$7,029,123		$2,362,121		$9,391,244
Realized Gain/(Loss)	$11,923,830	(1)	$5,676,314	(2)	$17,600,144
Change in Unrealized Depreciation	$(23,240,893)		$(7,949,658)		$(31,190,551)

	GLOBAL EQUITY VRP MASTER FUND
	U.S. LARGE CAP VRP FUND—CLASS I		U.S. SMALL CAP VRP FUND—CLASS I		INTERNATIONAL DEVELOPED MARKETS VRP FUND—CLASS I	EMERGING MARKETS VRP FUND— CLASS I	TOTAL
November 1, 2017 Balance
Shares	1,144,925		588,328		1,226,624	646,976
Cost	$11,983,964		$5,865,089		$11,815,190	$5,759,338	$35,423,581
Additions
Shares	225,552		152,822		848,495	—
Cost	$2,300,000		$1,550,000		$8,200,000	$—
Reductions
Shares	56,776		103,777		73,743	646,976
Cost	$625,372		$1,057,300		$757,875	$5,759,338
April 30, 2018 Balance
Shares	1,313,701		637,373		2,001,376	—
Cost	$13,658,592		$6,357,789		$19,257,315	$—	$39,273,696
Value	$12,742,899		$6,341,861		$19,133,154	$—	$38,217,914
Dividend Income	$608,541		$206,521		$1,278,561	$—	$2,093,623
Realized Gain/(Loss)	$1,068,757	(3)	$515,152	(4)	$205,382 (5)	$115,206	$1,904,497
Change in Unrealized Depreciation	$(2,086,912)		$(716,583)		$(1,593,305)	$(128,148)	$(4,524,948)

(1)	Includes $12,638,032 of long-term capital gain distributions.
(2)	Includes $5,975,635 of long-term capital gain distributions.
(3)	Includes $1,094,128 of long-term capital gain distributions.
(4)	Includes $522,452 of long-term capital gain distributions.
(5)	Includes $263,255 of long-term capital gain distributions.

10. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At April 30, 2018, U.S. VRP Master Fund held, for the benefit of its shareholders, 45% of the U.S. Large Cap VRP Fund and 60% of the U.S. Small Cap VRP Fund. The Global Equity VRP Master Fund held, for the benefit of its shareholders, 4% of the U.S. Large Cap VRP Fund, 6% of the U.S. Small Cap VRP Fund and 23% of the International Developed Markets VRP Fund.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Notes to Financial Statements	April 30, 2018 (Unaudited)

11. Financing Facility

The High Yield Fund obtains leverage through a 29-day rolling facility (the “Facility”). The Facility, when drawn, is secured by the Fund’s assets, particularly catastrophe bonds which are posted as collateral. The Facility’s maximum withdraw capacity is $125,000,000.

Through the period ended, April 30, 2018 the High Yield Fund’s maximum borrowing was $73,500,000 and average borrowing was $9,044,444. This borrowing resulted in interest expenses of $143,592 at a weighted average interest rate of 2.92% and is included in Interest Expense on the High Yield Fund’s Statement of Operations. As of April 30, 2018, the High Yield Fund did not have an outstanding loan balance.

The Funds may obtain leverage through borrowings in seeking to achieve their investment objectives. The Funds, along with two other series of the Trust advised by the Adviser, the Elements U.S. Portfolio and the Elements U.S. Small Cap Portfolio, share an umbrella line of credit in the amount of $50,000,000. For the High Yield Fund, the U.S. VRP Master Fund, the International Developed Markets VRP Fund, the Global Equity VRP Master Fund, the Elements U.S. Portfolio and the Elements U.S. Small Cap Portfolio, the umbrella line of credit takes the form of a secured loan agreement, which is effective November 28, 2017-November 1, 2018. For the U.S. Large Cap VRP Fund and U.S. Small Cap VRP Fund, the umbrella line of credit takes the form of an unsecured loan agreement, which is effective June 6, 2018-November 1, 2018. Through the period ended April 30, 2018, the Funds did not draw on the umbrella line of credit.

12. Subsequent Events Evaluation

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Expense Examples (Unaudited)

As a shareholder of the Stone Ridge Funds (each a “Fund”, together the “Funds”), you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 through April 30, 2018.

Actual Expenses

The first line on each table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Funds’ transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on each table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each share class of the Funds and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2017	ENDING ACCOUNT VALUE APRIL 30, 2018	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2017 – APRIL 30, 2018
Actual	$1,000.00	$1,047.70	$8.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.46	$8.40

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.68%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2017	ENDING ACCOUNT VALUE APRIL 30, 2018	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2017 – APRIL 30, 2018
Actual	$1,000.00	$1,047.40	$9.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.72	$9.15

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.83%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Expense Examples (Unaudited)

Stone Ridge U.S. Large Cap Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2017	ENDING ACCOUNT VALUE APRIL 30, 2018	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2017 – APRIL 30, 2018
Actual	$1,000.00	$967.60	$7.85
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.81	$8.05

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.61%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge U.S. Large Cap Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2017	ENDING ACCOUNT VALUE APRIL 30, 2018	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2017 – APRIL 30, 2018
Actual	$1,000.00	$967.30	$8.58
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.07	$8.80

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.76%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge U.S. Small Cap Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2017	ENDING ACCOUNT VALUE APRIL 30, 2018	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2017 – APRIL 30, 2018
Actual	$1,000.00	$999.50	$8.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.12	$8.75

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge U.S. Small Cap Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2017	ENDING ACCOUNT VALUE APRIL 30, 2018	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2017 – APRIL 30, 2018
Actual	$1,000.00	$997.60	$9.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.37	$9.49

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Expense Examples (Unaudited)

Stone Ridge U.S. Variance Risk Premium Master Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2017	ENDING ACCOUNT VALUE APRIL 30, 2018	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2017 – APRIL 30, 2018
Actual	$1,000.00	$977.70	$0.44
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.35	$0.45

*	Expenses are equal to the share class’s annualized six-month expense ratio of 0.09%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge U.S. Variance Risk Premium Master Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2017	ENDING ACCOUNT VALUE APRIL 30, 2018	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2017 – APRIL 30, 2018
Actual	$1,000.00	$977.00	$1.18
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.60	$1.20

*	Expenses are equal to the share class’s annualized six-month expense ratio of 0.24%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge International Developed Markets Variance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2017	ENDING ACCOUNT VALUE APRIL 30, 2018	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2017 – APRIL 30, 2018
Actual	$1,000.00	$996.80	$10.05
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.73	$10.14

*	Expenses are equal to the share class’s annualized six-month expense ratio of 2.03%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge International Developed Markets Variance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2017	ENDING ACCOUNT VALUE APRIL 30, 2018	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2017 – APRIL 30, 2018
Actual	$1,000.00	$996.80	$10.69
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.08	$10.79

*	Expenses are equal to the share class’s annualized six-month expense ratio of 2.16%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Expense Examples (Unaudited)

Stone Ridge Global Equity Variance Risk Premium Master Fund — Class I

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2017	ENDING ACCOUNT VALUE APRIL 30, 2018	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2017 – APRIL 30, 2018
Actual	$1,000.00	$985.80	$1.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.55	$1.25

*	Expenses are equal to the share class’s annualized six-month expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Global Equity Variance Risk Premium Master Fund — Class M

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2017	ENDING ACCOUNT VALUE APRIL 30, 2018	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2017 – APRIL 30, 2018
Actual	$1,000.00	$984.20	$1.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.81	$2.01

*	Expenses are equal to the share class’s annualized six-month expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the fiscal year ended October 31, 2017, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
High Yield Fund	0.00%
U.S. Large Cap VRP Fund	98.98%
U.S. Small Cap VRP Fund	0.00%
U.S. VRP Master Fund	0.00%
International Developed Markets VRP Fund	0.00%
Global Equity VRP Master Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year October 31, 2017 was as follows:

PERCENTAGES
High Yield Fund	0.00%
U.S. Large Cap VRP Fund	98.98%
U.S. Small Cap VRP Fund	0.00%
U.S. VRP Master Fund	0.00%
International Developed Markets VRP Fund	0.00%
Global Equity VRP Master Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(C) for each Fund were as follows (unaudited):

PERCENTAGES
High Yield Fund	0.00%
U.S. Large Cap VRP Fund	15.86%
U.S. Small Cap VRP Fund	0.00%
U.S. VRP Master Fund	0.00%
International Developed Markets VRP Fund	0.00%
Global Equity VRP Master Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited):

PERCENTAGES
High Yield Fund	0.00%
U.S. Large Cap VRP Fund	100.00%
U.S. Small Cap VRP Fund	0.00%
U.S. VRP Master Fund	0.00%
International Developed Markets VRP Fund	0.00%
Global Equity VRP Master Fund	0.00%

Shareholders should not use the above information to prepare their tax returns. Since each Fund’s fiscal year is not the calendar year, another notification is available with respect to calendar year 2017. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, was made in conjunction with Form 1099-DIV and is available on the Funds’ website, www.stoneridgefunds.com. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in each of the Funds.

2. Availability of Quarterly Portfolio Holdings Schedules

The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge on the SEC’s website www.sec.gov or may be available by calling 1.855.609.3680. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

3. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

Stone Ridge Funds	Semi-Annual Report	April 30, 2018

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

220 South 6th Street

Minneapolis, MN 55402

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

ALPS Distributors, Inc.

1290 Broadway #1100

Denver, CO 80203

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Stone Ridge Funds P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.stoneridgefunds.com	SQSEMI

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11.	Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13.	Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Stone Ridge Trust

By (Signature and Title)*  /s/ Ross Stevens

Ross Stevens, President, Chief Executive Officer and

Principal Executive Officer

Date  7/3/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Ross Stevens

Ross Stevens, President, Chief Executive Officer and

Principal Executive Officer

Date 7/3/18

By (Signature and Title)*  /s/ Anthony Zuco

Anthony Zuco, Treasurer, Principal Financial Officer, Chief

Financial Officer and Chief Accounting Officer

Date 7/3/18

*	Print the name and title of each signing officer under his or her signature.